                    -----------------------------------------------------------
LORD ABBETT         TAX-FREE INCOME FUND

                    National . New York . Texas . New Jersey . Connecticut Missouri . Hawaii . Washington . Minnesota
                    -----------------------------------------------------------
                    1995 Annual Report






   A mutual fund
   with an objective
   of providing you
   with high tax-free
   income.

--------------------------------------------------------------------------------
REPORT TO SHAREHOLDERS For the Fiscal Year Ended September 30, 1995


[PHOTO OF RONALD P. LYNCH APPEARS HERE]

---------------------------------------
Ronald P. Lynch, Chairman
October 11, 1995


As we noted in our Report To Shareholders in both March 1995 and September 1994, we thought the municipal markets represented significant value. Indeed, recent performance in the municipal markets has been strong and each Series in Lord Abbett Tax-Free Income Fund has performed very well. See the inside cover for performance.

The Fund completed fiscal 1995 on September 30 with aggregate net assets of $1.68 billion. The net assets of each Series are as follows:

                National:               $650.7 million
                New York:               $331.6 million
                Texas:                  $100.3 million
                New Jersey:             $191.6 million
                Connecticut:            $113.4 million
                Missouri:               $131.8 million
                Hawaii:                 $ 86.1 million
                Washington:             $ 74.4 million
                Minnesota
                (inception 12/27/94):   $  4.3 million

        From the beginning of 1994 through early 1995, the Federal Reserve (the "Fed") raised short-term interest rates a total of six times in an attempt to slow economic activity. The fixed-income markets responded negatively to this less accommodative monetary policy until, in early 1995, evidence of the economic slowdown finally surfaced and inflationary pressures began to recede. On July 6, 1995, the Fed lowered the Federal Funds Rate for the first time in almost three years from 6% to 5.75%; bond prices (which are inversely related to yields) continued their rebound up from their November 1994 levels.

        The past year has been one of extreme volatility in the fixed-income markets; particularly for municipal bonds. The Bond Buyer 40 Index, which measures yields on long-term municipal bonds, stood at 6.1% on September 30, 1995, after having been as high as 7.4% in November of 1994. While talk of tax reform has heightened investor concerns, the end result has been beneficial: tax-exempt securities have become less expensive, relative to other securities. Presently, municipal bonds yield more than 90% of the 30-year Treasury bond, indicating how attractive we believe the tax-exempt sector has become.

        Currently, the average maturity of the portfolios in the Fund is 18.25 years. Given the recent decline in tax-free yields, call protection (assurance by the issuer that a bond will not be redeemed before a specific date) is being emphasized by institutional investors. As such, our strategy in fiscal 1995 focused on high-quality, longer term issues with good call protection. The high quality of these securities should enhance portfolio value as credit quality and liquidity concerns remain in the marketplace.

        We continue to manage the portfolios' risk from a total return perspective and believe that investors will benefit from our well diversified high-quality portfolios. Going forward, we foresee more stable interest rates, modest economic growth, low inflation and relatively attractive valuations for municipal securities. The combination of these factors should bode well for municipal bond investors. As always, we welcome any questions or comments you may have regarding your Fund.

================================================================================
FUND FACTS
--------------------------------------------------------------------------------

             LORD ABBETT'S FOCUS ON QUALITY
             -------------------------------------------------------------------

ALL SERIES MANAGED BY LORD ABBETT EMPHASIZE HIGH QUALITY, CALL PROTECTION AND TOTAL RETURN POTENTIAL. PORTFOLIO QUALITY SHOWN AS OF 9/30/95.

 [PIE GRAPH HERE]     [PIE GRAPH HERE]    [PIE GRAPH HERE]     [PIE GRAPH HERE]

 National Series      New York Series       Texas Series      New Jersey Series

  AAA     64.5%        AAA     72.2%        AAA     45.9%       AAA     66.8%
  AA      22.5%        AA       9.2%        AA      30.1%       AA      21.6%
  A        5.6%        A       13.3%        A       21.9%       A        7.7%
  BBB(1)   7.4%        BBB      5.3%        BBB(1)   2.1%       BBB(1)   3.9%


             LORD ABBETT'S TAX-FREE RECORD AND SEC-REQUIRED INFORMATION
             AS OF 9/30/95
             ------------------------------------------------------------------

                                                                           National       New York       Texas        New Jersey
                                                                            Series         Series        Series         Series
Date of Inception                                                           4/2/84         4/2/84       1/20/87         1/2/91
                                                                                                                      --------
Distribution Rate at Net Asset Value                                         5.45%          5.42%         5.49%          5.60%
                                                                                                                      --------
Average Annual Rate of Total Return(2) at Net Asset Value:
  1 Year                                                                     9.48%          9.12%        11.14%          9.98%
                                                                                                                      --------
  10 Years or Life of Series                                                 9.40%          8.97%         8.05%(3)       8.62%(3)
                                                                           (per yr.)      (per yr.)     (per yr.)      (per yr.)
                                                                                                                      --------
30-Day SEC Yield                                                             5.04%          4.72%         4.76%          4.78%
                                                                                                                      --------
Average Annual Rate of Total Return at the Maximum Offering Price:
  1 Year                                                                     4.70%          3.90%         5.80%          4.60%
                                                                                                                      --------
  5 Years                                                                    7.19%          6.99%         7.77%           --
                                                                           (per yr.)      (per yr.)     (per yr.)      (per yr.)
                                                                                                                      --------
  10 Years or Life of Series                                                 8.86%          8.45%         7.44%(3)       7.51%(3)
                                                                           (per yr.)      (per yr.)     (per yr.)      (per yr.)

--------------------------------------------------------------------------------
(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.

(3) Since inception.

--------------------------------------------------------------------------------


 [PIE GRAPH HERE]     [PIE GRAPH HERE]    [PIE GRAPH HERE]    [PIE GRAPH HERE]     [PIE GRAPH HERE]
Connecticut Series    Missouri Series       Hawaii Series     Washington Series    Minnesota Series

  AAA     64.6%        AAA     68.3%        AAA     82.1%       AAA     81.0%       AAA     62.4%
  AA      16.1%        AA      16.8%        AA       7.5%       AA      10.9%       AA      19.9%
  A       16.8%        A        8.1%        A       10.4%       A        8.1%       A       17.7%
  BBB      2.5%        BBB(1)   6.8%

--------------------------------------------------------------------------------


Connecticut    Missouri       Hawaii      Washington      Minnesota
  Series        Series        Series        Series          Series
  4/1/91       5/31/91        10/28/91      4/15/92        12/27/94
                                                          ---------
   5.69%         5.43%          5.62%         5.87%          5.99%
                                                          ---------
  10.52%        10.21%         10.30%        10.48%           --
                                                          ---------
   8.10%(3)      8.02%(3)       7.25%         7.39%(3)      10.22%(3)
 (per yr.)     (per yr.)      (per yr.)     (per yr.)      (9 mos.)
                                                          ---------
   5.15%         4.83%          4.80%         5.07%          4.72%
                                                          ---------
   5.30%         5.00%          5.00%         5.10%           --
                                                          ---------
    --            --             --            --             --

   6.95%(3)      6.82%(3)       5.93%(3)      5.86%(3)       4.90%(3)
                                                          ---------
 (per yr.)     (per yr.)      (per yr.)     (per yr.)      (per yr.)

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The respective SEC-required uniformly computed average annual rates of total return are at the maximum sales charge of 4.75%.

See Important Information on page 1.

--------------------------------------------------------------------------------

================================================================================
IMPORTANT INFORMATION
--------------------------------------------------------------------------------

As of 9/30/95, no Series of the Fund had more than 7% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds. The market for RIBs is relatively new.

If used as sales material after 12/31/95, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

See prospectus for a discussion of fees waived and expenses assumed by Lord, Abbett & Co.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                   Rating*: S&P  Principal  Market Value
             Security                                                                or Moody's     Amount     (Note 1a)
             --------                                                              ------------  ---------  ------------
Prerefunded  Austin TX Wtr Sewer & Elec Ref Rev 14 1/4% 11/15/2006                          AAA    $4,810M    $5,567,575
22.05%       Battery Pk City NY Auth Rev 7.70% 5/1/2015                                     AAA     3,290M     3,713,587
             Bexar Co TX Health Facs 9 1/2% 11/1/2015                                       AAA     2,030M     2,078,213
             Brainerd MN Health Care Facs/Benedictine Health/St Joseph Prjt
             8 3/8% 2/15/2020                                                               AAA     2,250M     2,629,687
             Bristol TN Health & Ed FGIC+ 7% 9/1/2021                                       AAA     1,390M     1,574,175
             Clark Co NV Arpt Imp Rev McCarran Intl Arpt Ser C 13 1/4% 7/1/2002             AAA       415M       476,731
             Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019                          AAA       285M       328,106
             Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019                          AAA       965M     1,089,243
             Duluth MN Economic Dev Auth Health Care Facs Rev/Benedictine
             8 3/8% 2/15/2020                                                               AAA     1,000M     1,168,750
             Franklin Co OH Hosp Rev 7.60% 5/15/2020                                        AAA     5,300M     6,075,125
             Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011                         AAA     3,000M     3,390,000
             Greene Co PA Gen Facs Auth Ser A 7% 7/1/2011                                   AAA     5,825M     6,611,375
             Illinois St 11% 11/1/2004                                                      AAA     1,600M     1,732,000
             Illinois St 11% 11/1/2005                                                      AAA     2,000M     2,165,000
             Indiana Univ Bldg Auth Ser N 10 1/8% 7/1/2010                                  AAA       710M       903,475
             Intermountain Pwr Agy UT Pwr Supply Rev 1986 Ser B 7 7/8% 7/1/2014             AAA     1,750M     1,833,125
             Intermountain UT Pwr Auth Ser A 7 3/4% 7/1/2020                                AAA       225M       248,905
             King Co WA Sch Dist Ser A 6 3/4% 12/1/2008                                     AAA     1,150M     1,265,000
             Los Angeles CA Harbor Rev 7.60% 10/1/2018                                      AAA     5,000M     5,487,500
             Los Angeles Co CA Flood 7 7/8% 7/15/2017                                       AAA     3,000M     3,251,250
             Metropolitan Govt Nashville & Davidson Co TN Wtr & Sewer
             10 5/8% 12/1/2007                                                              AAA     2,365M     2,675,406
             Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Ser C
             8% 8/15/2019                                                                   AAA     2,000M     2,337,500
             Missouri St Convention Ser A 6.90% 8/15/2021                                   AAA     3,000M     3,420,000
             Montgomery Co PA Higher Ed & Health/Bryn Mawr 7 3/8% 12/1/2019                 AAA       500M       565,000
             New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ctr Ser C
             MBIA+ 8.60% 7/1/2017                                                           AAA     2,100M     2,294,250
             New York St Med Care FHA+ 8 7/8% 1/15/2026                                     AAA     2,650M     2,739,438
             Ohio St Higher Ed Fac Ser A 7.70% 10/1/2018                                    AAA     2,650M     2,881,875
             Oregon St 12.40% 9/1/2000                                                      AAA     2,000M     2,190,000
             Pennsylvania Tnpk Auth Ser A 7 7/8% 12/1/2015                                  AAA     5,865M     6,238,893

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                     Rating*: S&P  Principal   Market Value
                             Security                                                 or Moody's     Amount       (Note 1a)
                             --------                                                ------------  ---------   ------------
                             Piedmont Muni Pwr Agy SC Elec Rev Ref AMBAC+ 9 1/4%              AAA   $15,000M    $15,637,500
                             1/1/2019
                             Puerto Rico Commonwealth 8% 7/1/2007                             AAA       500M        558,125
                             Puerto Rico Commonwealth 8% 7/1/2007                             AAA       375M        412,030
                             Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2018                     AAA       372M        420,224
                             Puerto Rico Elec Pwr Auth Ser P 7% 7/1/2011                      AAA     1,000M      1,141,250
                             Puerto Rico Ind Med & Environmental/Catholic Univ                AAA     2,000M      2,252,500
                             9 3/8% 12/1/2007
                             Salt Lake City UT Arpt FGIC+ AMT+++ 7 7/8% 12/1/2018             AAA     1,500M      1,635,000
                             Salt Lake City UT Hosp Rev Ref/IHC Hosp Inc Ser A                AAA     3,000M      3,348,750
                             7.60% 2/15/2020
                             Texas Muni Pwr Agy Rev 14 5/8% 9/1/2012                          AAA    12,615M     14,412,637
                             Texas St 7 1/8% 4/1/2020                                         AAA     4,700M      5,275,750
                             Uintah Co UT Poll Ctrl Rev 84-F-2 10 1/2% 6/15/2014              AAA     1,000M      1,290,000
                             Washington St Pub Pwr Supply Prjt No 1 10 1/4% 7/1/2015          AAA       500M        532,500
                             Washington St Pub Pwr Supply Prjt No 3 7 1/4% 7/1/2015           AAA     9,760M     10,943,400
                             Washington St Pub Pwr Supply Prjt No 3 7 1/2% 7/1/2018           AAA     6,000M      6,855,000
                             Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Rev
                             Ser A 7 1/2% 7/1/2004                                            AAA     1,600M      1,828,000
                                                                                                                -----------
                             Total                                                                              143,473,850
                                                                                                                ===========

General Obligation State     Florida St Bd Pub Ed Ser B 6.70% 6/1/2022                         AA     4,000M      4,240,000
 2.69%                       Michigan St 5.40% 11/1/2019                                       AA     9,905M      9,422,130
                             Texas St Ser A AMT+++ 6.30% 6/1/2014                              AA     1,500M      1,531,875
                             Texas St Wtr Dev Bd 7.15% 8/1/2035                                AA     1,415M      1,583,030
                             Washington St Ser D 6% 9/1/2020                                   AA       750M        752,812
                                                                                                                -----------
                             Total                                                                               17,529,847
                                                                                                                ===========

General Obligation Local     Anne Arundel Co MD 6.30% 8/1/2023                                 AA       505M        527,094
 3.22%                       Chatman Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                     AAA       860M        930,950
                             Conroe TX Indpt Sch Dist 6 1/8% 8/15/2021                        Aaa     2,000M      2,032,500
                             Decatur TX Indpt Sch Dist 6 1/8% 8/1/2025                        Aaa     2,325M      2,348,250
                             Essex Co NJ Ser A AMBAC+ 5 1/2% 9/1/2015                         AAA     1,000M        957,500
                             Harris Co TX 6 3/4% 8/1/2014                                      AA     1,000M      1,076,250
                             Harris Co TX Ser A 6 1/8% 8/15/2020                               AA     5,000M      5,106,250
                             King Co WA Sewer 6 1/4% 1/1/2035                                  AA     3,000M      3,041,250
                             Nassau Co NY MBIA+ 6 3/8% 5/15/2014                              AAA       250M        260,625
                             Phoenix AZ Ref Ser A 6 1/4% 7/1/2017                              AA     1,400M      1,491,000
                             University City MO Sch Dist MBIA+ 10% 2/15/2008                  AAA     2,250M      3,158,438
                                                                                                                -----------
                             Total                                                                               20,930,107
                                                                                                                ===========

Education 8.23%              Alabama Agric & Mechanical Univ Rev MBIA+ 6 1/2%                 AAA     2,315M      2,430,750
                             11/1/2025
                             Arkansas St Student Loan Auth Rev Ser B AMT+++ 7 1/4%              A     3,500M      3,845,625
                             6/1/2009
                             Connecticut St Higher Ed Ser A AMT+++ 7 3/8% 11/15/2005            A       100M        105,500
                             District of Columbia Rev Ser A MBIA+ 7.40% 4/1/2018              AAA     2,815M      3,096,500
                             District of Columbia Rev Ser B MBIA+ 7.15% 4/1/2021              AAA     1,000M      1,078,750
                             Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 7 1/8%                AAA     1,000M      1,110,000
                             7/1/2020
                             Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                       Aaa    11,600M     12,600,500
                             Indiana Univ 6.80% 8/1/2004                                       AA     3,100M      3,441,000
                             Marietta GA Dev Auth Rev Ser B CGIC+ 6 1/4% 9/1/2025             AAA     1,500M      1,545,000
                             Massachusetts St Health & Ed Facs Auth Rev/Harvard
                             Univ Ser P 5 3/8% 11/1/2032                                      AAA     9,500M      9,013,125
                             Ohio St Higher Ed Fac Commn Rev 7.70% 10/1/2018                   Aa       100M        107,750
                             Pennsylvania St Higher Ed LINK AMBAC+ AMT+++ 6.172%              AAA     6,000M      6,000,000
                             3/1/2022

================================================================================
STATEMENT OF NET ASSETS  September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                  Rating*: S&P  Principal   Market Value
                        Security                                                   or Moody's    Amount       (Note 1a)
                        --------                                                  -----------   ---------   -----------
                        Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                  Aa    $ 6,515M   $ 6,620,869
                        Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                     A         770M       818,125
                        University Medicine & Dentistry NJ Ser E 5 3/4%                    AA        250M       244,688
                        12/1/2021
                        University NM Tech Dev Corp Lease Rev/Univ Ctr Res Pk
                        Prjt Ser A
                        MBIA+ 6.55% 8/15/2025                                             AAA      1,410M     1,478,738
                                                                                                            -----------
                        Total                                                                                53,536,920
                                                                                                            ===========

Finance                 Cumberland Co NC Ctf Partn Civic Ctr AMBAC+ 6.40%                 AAA      2,800M     2,943,500
3.44%                   12/1/2019
                        Indiana Bd Bk Rev Guarantee/St Revolving Fd PG Ser A                A        500M       537,500
                        6 3/4% 2/1/2017
                        Indianapolis IN Loc Pub Imp Ser D 6 1/2% 2/1/2022                   A      1,350M     1,368,562
                        Iowa Fin Auth Rev 6 1/4% 5/1/2024                                   A      1,500M     1,575,000
                        Municipal Assistance Corp NY 67 Ser 7.60% 7/1/2004                 Aa      6,000M     6,757,500
                        Municipal Assistance Corp NY 7 5/8% 7/1/2008                       Aa      4,460M     5,017,500
                        Palm Bay FL Lease Rev Ser A 6.85% 9/1/2013                        Baa        750M       765,938
                        Weber Co UT Muni Bldg Auth Lease Rev 7 1/2% 12/15/2019             AA      3,000M     3,423,750
                                                                                                            -----------
                        Total                                                                                22,389,250
                                                                                                            ===========

Health and Hospital     Augusta Co VA Ind Dev Auth Hosp Rev AMBAC+ 6 5/8%                 AAA        925M       972,406
10.47%                  9/1/2012
                        Colorado Health Fac Auth Ser A 7 1/2% 10/1/2020                   BBB      2,845M     3,157,950
                        Galax VA Ind Dev Auth Hosp Fac Rev 5 3/4% 9/1/2020                 AA      1,750M     1,693,125
                        Jackson TN Hosp Rev Ref & Imp AMBAC+ 5 5/8% 4/1/2015              AAA      3,500M     3,377,500
                        Louisiana Pub Facs Auth Hosp Rev LINK FSA+ 5.391%                 AAA      6,000M     5,482,500
                        7/22/2024
                        Massachusetts St Health & Ed Facs Auth Rev LINK MBIA+             AAA      8,000M     7,460,000
                        5.38% 7/1/2018
                        Massachusetts St Health & Ed Facs Auth Rev Brigham &
                        Womens Ser D MBIA+ 6 3/4% 7/1/2024                                AAA      3,450M     3,674,250
                        Minneapolis & St Paul MN Hsg & Redev Auth Health Care
                        Sys 6.90% 12/1/2022                                                 A        700M       742,875
                        Montgomery AL Med Clinic 7% 3/1/2015                                A      1,750M     1,830,937
                        New Jersey Health Care Facs Ser C MBIA+ 6 5/8% 7/1/2010           AAA        250M       263,750
                        New Jersey Health Care Facs Fin Auth Rev/St Peters Med
                        Ctr MBIA+ 8.60% 7/1/2017                                          AAA        400M       434,500
                        New York St Med Care Facs Fin Agy Rev Ser A 8 7/8%                BBB      2,905M     3,173,712
                        8/15/2007
                        New York St Med Care Facs Fin Agy Rev Mental Hlth Ser C
                        FGIC+ 5 1/4% 8/15/2014                                            AAA      4,000M     3,715,000
                        North Carolina Med Care Comm Ser A FSA+ 63/8% 8/15/2020           AAA        750M       774,375
                        Peninsula Ports Auth VA Healthcare Facs Rev 67/8%                 BBB        500M       518,125
                        8/1/2010
                        Peninsula Ports Auth VA Healthcare Facs Rev 7% 8/1/2017           BBB      1,000M     1,041,250
                        Pitt Co NC Rev Pitt Co Mem Hosp 51/4% 12/1/2021                    Aa      2,500M     2,275,000
                        Rochester MN Health Care Reg Fixed ARS LINK 6.026%                 AA     19,800M    19,824,750
                        11/15/2015
                        Salt Lake City UT Hosp Rev 6.30% 2/15/2015                         AA      2,500M     2,603,125
                        St Paul MN Hsg & Redev Auth Hosp Rev Ser B 9 5/8%                 Baa      1,000M     1,082,500
                        11/1/2008
                        West Virginia St Hosp Fin Auth Hosp Rev Linked Bears &
                        Bulls MBIA+ 6.10% 1/1/2018                                        AAA      4,000M     4,030,000
                                                                                                            -----------
                        Total                                                                                68,127,630
                                                                                                            ===========

Housing                 Alaska St Hsg Fin Corp Ser B-2 GNMA+ 7 7/8% 6/1/2024              AAA        325M       342,063
7.42%                   Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028               AA      2,620M     2,678,950
                        Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037               AA      2,515M     2,571,588
                        Colorado Hsg & Fin Auth Ser C FHA+ 8 3/4% 9/1/2017                 AA        185M       192,863
                        Connecticut St Hsg Fin Auth Ser A Sub Ser A-2
                        FHA+ AMT+++ 7.20% 11/15/2008                                       AA        890M       948,963
                        De Kalb Co GA Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                 AAA      1,730M     1,816,500
                        Fulton Co GA Hsg Auth Sing Fam Rev Ser A
                        GNMA+ AMT+++ 6.20% 3/1/2013                                       AAA      1,000M     1,006,250
                        Georgia St Hsg & Fin Auth Rev Sub Ser A-2 AMT+++ 6.40%             AA      3,295M     3,352,663
                        12/1/2015

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                       Rating*: S&P     Principal   Market Value
                            Security                                                     or Moody's        Amount     (Note 1a)
                            --------                                                   ------------     ---------   ------------
                             Georgia St Hsg & Fin Auth Rev Sing Fam Mtge-B-Sub Ser
                             B-2 FHA+ AMT+++ 6.55% 12/1/2027                                     AA     $  2,000M   $  2,040,000
                             Idaho Hsg Agy Ser A AMT+++ 6.70% 7/1/2027                          AAA        3,000M      3,060,000
                             Idaho Hsg Agy Ser F AMT+++ 7.45% 7/1/2015                          Aaa        1,250M      1,326,563
                             Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                  AAA        1,500M      1,560,000
                             Illinois Hsg Dev Auth Multi Fam Hsg/Lawndale
                             FHA+ AMT+++ 6.80% 12/1/2016                                        AAA        1,000M      1,038,750
                             Indiana St Hsg Fin Auth Ser D GNMA+ 7.80% 1/1/2022                 Aaa        1,000M      1,036,250
                             Indiana St Hsg Fin Auth Sing Fam Mtge Ser A 10.20%
                             1/1/2016                                                           Aaa          245M        251,431
                             Jefferson Co KY Multi Fam Rev 8 1/4% 5/1/2010                      BBB**        400M        398,500
                             Jefferson Co KY Multi Fam Rev 6 3/4% 5/1/2025                        A          460M        459,425
                             Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80%
                             1/1/2024                                                           AAA        1,500M      1,556,250
                             King Co WA Hsg Auth Woodridge Park Prjt AMT+++ 6.35%
                             5/1/2025                                                            AA        2,000M      2,000,000
                             Maryland Sing Fam Mtge 2nd Ser FHA/VA+ AMT+++ 7.85%
                             4/1/2029                                                            Aa        1,495M      1,586,569
                             Maryland St Co Dev Admin Dept Hsg & Co Dev
                             FHA+ AMT+++ 6.70% 5/15/2036                                         Aa        2,500M      2,543,750
                             Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++
                             7.30% 4/1/2025                                                      Aa          500M        531,875
                             Massachusetts Hsg Fin Auth 7th Ser AMT+++ 8.10%
                             6/1/2020                                                            Aa        1,345M      1,407,206
                             Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 6 3/4%
                             6/1/2026                                                            Aa        1,425M      1,457,063
                             Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A
                             AMBAC/FHA+ AMT+++ 7.35% 1/1/2035                                   AAA        1,480M      1,596,550
                             Missouri St Hsg Dev Comm Ser A GNMA+ AMT+++ 7 3/8%
                             8/1/2023                                                           AAA          645M        681,281
                             New Jersey Hsg & Mtg Fin Agy Ser B MBIA+ AMT+++ 7.90%
                             10/1/2022                                                          AAA          805M        848,269
                             North Carolina Hsg Fin Agy Amt-Sing Fam Rev-Ser BB
                             6 1/4% 3/1/2012                                                     Aa        1,500M      1,539,375
                             Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021                AAA          645M        685,313
                             Radcliff KY Hsg Auth 8 1/4% 5/1/2010                               BBB**        330M        328,763
                             Radcliff KY Hsg Auth 6 3/4% 5/1/2025                                 A          100M         99,875
                             Seattle WA Hsg Auth Low Income Hsg Assistance Rev
                             GNMA+ 7.40% 11/20/2036                                             AAA        4,000M      4,270,000
                             Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026              A          500M        526,875
                             Texas Hsg Fin Agy Sing Fam Ser B 9 3/8% 9/1/2015                    Aa           50M         51,063
                             Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++ 7 3/4%
                             1/1/2023                                                            AA          500M        520,625
                             Vermont Hsg Fin Auth Ser B FHA/VA+ AMT+++ 8.10%
                             6/1/2022                                                             A        1,890M      1,984,500
                                                                                                                      ----------
                             Total                                                                                    48,295,961
                                                                                                                      ==========
Industrial Revenue Bonds     Butler AL Ind Bd Solid Waste Disp Rev/James River Corp
 7.13%                       AMT+++ 8% 9/1/2028                                                 BBB        1,500M      1,670,625
                             Cartersville GA Dev Auth Rev AMT+++ 6 3/4% 2/1/2012                 AA        1,800M      1,930,500
                             Connecticut St Dev Auth Solid Waste Disp Facs Rev
                             AMT+++ 7% 7/1/2025                                                 AAA        2,000M      2,197,500
                             Courtland AL Ind Dev Bd Solid Waste Disp Rev/Champion
                             Int 61/2% 9/1/2025                                                 Baa        1,000M        993,750
                             Delaware Economic Dev Auth Ser A MBIA+ AMT+++ 7.60%
                             3/1/2020                                                           AAA        2,600M      2,843,750
                             Henderson Co KY Solid Waste Disp Rev/Macmillan Bloedel
                             Prjt 7% 3/1/2025                                                   Baa        5,000M      5,156,250
                             Henrico Co VA Ind Dev Auth Rev 7 1/8% 8/1/2021                      AA        1,000M      1,137,500
                             Maryland St Ind Dev Fin Auth Economic Dev Rev
                             LINK FSA+ 5.929% 8/26/2022                                         AAA       10,100M     10,137,875
                             Mississippi Business Fin Corp MS Port Gulfport Rev Ser
                             B AMT+++ 7.15% 5/1/2016                                             AA        1,000M      1,088,750
                             New York St Energy/Bklyn Union Gas 9% 5/15/2015                      A        1,000M      1,025,000
                             Ohio St Wtr Dev Auth Solid Waste Disp Rev/North Star
                             BHP 6.30% 9/1/2020                                                  AA        1,000M      1,001,250
                             Pennsylvania Economic Dev Fin Auth Exempt Facs
                             Rev/Macmillan AMT+++ 7.60% 12/1/2020                               Baa        3,750M      4,087,500

================================================================================
STATEMENT OF NET ASSETS  September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                       Rating*: S&P      Principal     Market Value
                             Security                                                    or Moody's        Amount        (Note 1a)
                             --------                                                  ------------      ---------     -----------
                             Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2%
                             12/1/2023                                                           AA       $ 7,000M     $ 7,665,000
                             Texas City TX Ind Dev Corp Marine Term Rev 7 3/8%
                             10/1/2020                                                            A         4,500M       5,461,875
                                                                                                                       -----------
                             Total                                                                                      46,397,125
                                                                                                                       ===========
Miscellaneous 2.79%          Atlanta GA Downtown Dev Auth Ref/Underground Atlanta
                             Prjt 6 1/4% 10/1/2016                                               AA         2,400M       2,484,000
                             Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                             MBIA+ 5 5/8% 10/1/2023                                             AAA         1,400M       1,363,250
                             New Jersey Economic Dev Auth Rev MBIA+ 5 1/4% 7/1/2020             AAA         1,000M         920,000
                             Northwood Comm Dev Dist FL Spcl Assmt Rev 7 1/8%
                             5/1/2000                                                           BBB**       1,000M         991,250
                             St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8%
                             12/1/2024                                                          BBB**       3,500M       3,683,750
                             St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                     BBB**       7,275M       7,638,750
                             Tampa FL Sports Auth Rev MBIA+ 6.10% 10/1/2026                     AAA         1,000M       1,041,250
                                                                                                                       -----------
                             Total                                                                                      18,122,250
                                                                                                                       ===========

Pollution Control Revenue    Beaver Co PA Ind Dev Auth Poll Ctrl Rev AMBAC+ 5.45%
 3.61%                       9/15/2033                                                          AAA         1,500M       1,385,625
                             Brazos River Auth TX Poll Ctrl Rev Coll/TX Util Elec
                             Co Prjt 7 7/8% 3/1/2021                                            BBB         5,000M       5,593,750
                             Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024            AAA           450M         465,750
                             Indianapolis IN Resource Recovery Rev Ref/Ogden Martin
                             Sys AMBAC+ 6% 12/1/1997                                            AAA         2,000M       2,035,000
                             Missouri St Environmental Imp & Energy Wtr Poll Ctrl
                             Rev Ser B 7.20% 7/1/2016                                            Aa         3,250M       3,700,938
                             Monroe Co MI Poll Ctrl Rev AMBAC+ AMT+++ 7.30% 9/1/2019            AAA         4,230M       4,626,563
                             Ohio St Air Quality Dev Auth Rev FGIC+ 8% 12/1/2013                AAA         4,000M       4,760,000
                             Salem Co NJ Ind Poll Ctrl Fin Auth Rev MBIA+ 5.55%
                             11/1/2033                                                          AAA         1,000M         937,500
                                                                                                                       -----------
                             Total                                                                                      23,505,126
                                                                                                                       ===========

Power 8.50%                  Colorado Springs CO Util Ser A 6 1/8% 11/15/2020                    AA         3,400M       3,434,000
                             Effingham Co GA Dev Auth MBIA+ 6 3/4% 2/1/2022                     AAA         2,350M       2,444,000
                             Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                 AAA         5,500M       5,658,125
                             Hawaii Elec Dept of Bdg & Fin AMT+++ 7 5/8% 12/1/2018              Baa         2,000M       2,162,500
                             Hawaii St Dept Bdg & Fin Spcl Purp Mtge Rev Reg Linked
                             Sav LINK 5.538% 12/15/2023                                         AAA         4,000M       3,720,000
                             Intermountain Pwr Agy UT Pwr Supply Rev MBIA+ 6 1/2%
                             7/1/2010                                                           AAA         8,000M       8,800,000
                             Lakeland FL Elec & Wtr Rev FGIC+ 6% 10/1/2014                      AAA         2,000M       1,990,000
                             Maryland St Energy Fin Admin Ltd Oblig Rev Cogeneration
                             AMT+++ 7.40% 9/1/2019                                              BBB**       1,500M       1,545,000
                             Nebraska Pub Gas Agy Gas Supply Sys Rev 5.65% 4/1/2006             Baa         1,000M         998,750
                             New York St Energy Res & Dev LINK 6.367% 4/1/2020                    A         1,500M       1,537,500
                             New York St Energy Res & Dev/Con Edison AMT+++ 9 1/4%
                             9/15/2022                                                            A         1,000M       1,095,000
                             Piedmont Muni Pwr Agy SC Elec Rev Ref FGIC+ 6 3/4%
                             1/1/2019                                                           AAA         1,000M       1,112,500
                             Puerto Rico Elec Pwr Auth 5 1/2% 7/1/2016                            A         1,000M         936,250
                             Puerto Rico Elec Pwr Auth Ser O 7 1/8% 7/1/2014                      A         1,335M       1,455,150
                             Rock Hill SC Util Sys Rev FGIC+ 7 7/8% 1/1/2009                    AAA         1,000M       1,077,500
                             Tacoma WA Elec Sys Rev LINK AMBAC+ 6.513% 1/2/2015                 AAA         9,800M      10,130,750
                             Western Generation Agy OR Cogeneration Prjt Rev Ser B
                             AMT+++ 7.40% 1/1/2016                                              BBB**       1,500M       1,569,375
                             Wisconsin Pub Pwr Inc Sys Pwr Supply Sys Rev
                             LINK AMBAC+ 5.44% 7/1/2014                                         AAA         6,000M       5,662,500
                                                                                                                       -----------
                             Total                                                                                      55,328,900
                                                                                                                       ===========

Solid Waste 2.37%            Broward Co FL Wtr & Sewer 7.95% 12/1/2008                            A            67M          74,453
                             Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015             Aaa           900M         945,000
                             Palm Beach Co FL Solid Waste 83/4% 7/1/2010                          A         5,845M       6,385,662

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NATIONAL SERIES

                                                                                       Rating*: S&P     Principal    Market Value
                             Security                                                    or Moody's       Amount       (Note 1a)
                             --------                                                  ------------     ---------    -----------
                             Regional Waste Sys ME Ser A-C 7.95% 7/1/2010                        AA     $  3,900M    $  4,294,875
                             Upshur Co WV Solid Waste 7% 7/15/2025                              BBB**      1,500M       1,526,250
                             York PA Solid Waste Ser B 8.10% 12/1/2007                            A        2,000M       2,200,000
                                                                                                                     ------------
                             Total                                                                                     15,426,240
                                                                                                                     ============
Transportation 9.04%         Albuquerque NM Arpt Rev Ref AMBAC+ 6.70% 7/1/2018                  AAA        4,000M       4,040,000
                             Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60%
                             7/1/2016                                                           AAA        1,900M       2,006,875
                             Allegheny Co PA Arpt Ser C MBIA+ AMT+++ 8 1/4% 1/1/2016            AAA        3,450M       3,738,938
                             Capital Regional Arpt Comm VA Ser B AMBAC+ 8 1/8%
                             7/1/2014                                                           AAA       14,000M      17,097,500
                             Hawaii St Arpt Sys Rev Second Ser MBIA+ 6.90% 7/1/2012             AAA        1,000M       1,107,500
                             Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                  AAA          500M         539,375
                             Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017                AAA        1,500M       1,648,125
                             Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014                AAA        2,400M       2,601,000
                             Kent Co MI Arpt Fac Rev AMT+++ 6.10% 1/1/2025                      AAA        8,445M       8,466,113
                             Melbourne FL Arpt Rev Ref MBIA+ 6 1/4% 10/1/2018                   AAA        1,270M       1,254,125
                             Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev
                             Ser P AMBAC+ 6 1/4% 7/1/2020                                       AAA        2,210M       2,353,650
                             Port Auth NY & NJ 70th Ser AMT+++ 7 1/4% 8/1/2025                   AA        1,000M       1,071,250
                             Port Auth NY & NJ 93rd Ser 6 1/8% 6/1/2094                          AA       12,750M      12,877,500
                                                                                                                     ------------
                             Total                                                                                     58,801,951
                                                                                                                     ============

Water and Sewer 10.89%       Beckley WV Sewer Sys Rev 6 7/8% 10/1/2025                          BBB**      1,000M       1,008,750
                             Camden Co NJ Muni Util Auth FGIC+ 8 1/4% 12/1/2017                 AAA       10,000M      10,937,500
                             Greensboro NC Enterprise Sys Rev Comb-Ser A 5 3/8%
                             6/1/2019                                                            AA        1,900M       1,816,875
                             Kirkland WA Wtr & Sewer Rev 5 3/4% 6/1/2014                          A        1,000M       1,008,750
                             Louisville & Jefferson Co KY Metro Sewer Dist Dr Rev
                             Ser B MBIA+ 5 1/2% 5/15/2023                                       AAA        3,975M       3,771,281
                             Maryland Wtr Quality Fin Admin Revolving LN FD Rev
                             Ref-Ser A 5 1/2% 9/1/2011                                           AA        2,605M       2,598,488
                             Metropolitan Govt Nashville Wtr & Sewer RIBS AMBAC+
                             8.013% 1/7/2022++                                                  AAA       22,000M      22,330,000
                             Mississippi Gulf Coast Regl Wastewtr 7% 7/1/2012                   AAA        1,000M       1,138,750
                             New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
                             RIBS MBIA+ 6.58% 6/15/2013++                                       AAA       13,850M      12,378,438
                             New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Reg
                             LINK MBIA+ 5.35% 6/15/2013                                         AAA       12,300M      11,685,000
                             Ohio Wtr Rev AMBAC+ 9 1/4% 12/1/2012                               AAA           75M          77,813
                             Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                         A        1,970M       2,130,063
                                                                                                                     ------------
                             Total                                                                                     70,881,708
                                                                                                                     ============
                             Total Municipal Bonds 101.85% (Cost $650,071,876)                                        662,746,865
                                                                                                                     ============

OTHER ASSETS, LESS LIABILITIES (1.85)%
Short-Term
Securities                   Texas St Tax & Rev Anticipation Notes Ser A 4 3/4%
                             8/30/1996 (Cost $75,543)                                  MIG1           75M                    75,557
                                                                                                                       ============
Cash and Receivables,
Net of Liabilities                                                                                                      (12,122,947)
                                                                                                                       ------------
                             Total Other Assets, Less Liabilities                                                       (12,047,390)
                                                                                                                       ============
Net Assets                   (equivalent to $11.00 a share on 59,167,629 shares of
100.00%                      $.001 par value capital
                             stock outstanding; authorized, 80,000,000 shares)                                         $650,699,475
                                                                                                                       ============

                             *Ratings have not been audited by Deloitte & Touche LLP.
                            **This security has not been rated by an independent
                              ratings service but is, in Lord Abbett's opinion, of
                              comparable quality.
                             +Insured or guaranteed by the indicated municipal bond
                              insurance corporation or Federal agency.
                            ++The interest rate is subject to change periodically and
                              inversely to the prevailing market rate. The interest
                              rate shown is the rate in effect at September 30, 1995.
                              See page 1 for additional information.
                           +++Income from these securities may be subject to the
                              Alternative Minimum Tax.
                              See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NEW YORK SERIES

                                                                                        Rating*: S&P    Principal     Market Value
                             Security                                                     or Moody's       Amount       (Note 1a)
                             --------                                                   ------------  -----------     ------------
Prerefunded 44.83%           Albany Muni Wtr Fin Auth Ser A MBIA+ 7 1/2% 12/1/2017               AAA  $  1,445M        $ 1,607,563
                             Battery Pk City NY Auth Rev 7.70% 5/1/2015                          AAA     1,450M          1,636,688
                             New York City G.O. Ser A 8 3/4% 11/1/2014                           AAA     5,000M          5,518,750
                             New York City Muni Wtr Fin 7 3/4% 6/15/2020                         AAA    11,750M         13,791,563
                             New York City Muni Wtr Fin Ser A 9% 6/15/2017                       AAA     5,000M          5,493,750
                             New York Housing Corp Rev Ser A 9% 11/1/2017                        AAA    13,250M         14,757,188
                             New York St Dorm Auth Rev 7.70% 5/15/2012                           AAA    12,850M         14,809,625
                             New York St Dorm Auth Rev Ser A 8 1/8% 7/1/2017                     AAA     2,000M          2,172,500
                             New York St Dorm Auth Rev Ser A 7 5/8% 7/1/2020                     AAA     1,150M          1,325,375
                             New York St Med Care Facs Fin Agy Rev Ser A 8 7/8%
                             8/15/2007                                                           AAA     5,405M          5,965,769
                             New York St Med Care Facs Fin Agy Rev Ser A 7 1/2%
                             2/15/2021                                                           AAA     2,150M          2,488,625
                             New York St Med Care Facs Fin Agy Rev Ser A FHA+ 8%
                             2/15/2025                                                           AAA     9,005M          9,804,194
                             New York St Med Care Facs Fin Agy Rev Ser A FHA+ 8%
                             2/15/2028                                                           AAA     2,240M          2,486,400
                             New York St Med Care Facs Fin Agy Rev Ser C 7.30%
                             2/15/2021                                                           AAA     1,000M          1,158,750
                             New York St Med Care Facs Fin Agy Rev Ser C FHA+ 7.70%
                             2/15/2022                                                           AAA     4,150M          4,627,250
                             New York St Pwr Auth 8% 1/1/2017                                    AAA     8,370M          9,186,075
                             Puerto Rico Commonwealth G.O. 7 3/4% 7/1/2006                       AAA     4,500M          4,995,000
                             Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                        AAA       800M            913,000
                             Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10 1/4%
                             7/1/2009                                                            AAA     2,495M          3,449,338
                             Puerto Rico Commonwealth Hwy Ser O 8% 7/1/2005                      AAA       550M            613,938
                             Puerto Rico Commonwealth Hwy Ser P 8 1/8% 7/1/2013                  AAA     1,150M          1,286,563
                             Puerto Rico Commonwealth Hwy Ser Q 7 3/4% 7/1/2016                  AAA     1,100M          1,276,000
                             Puerto Rico Elec Pwr Auth 9 1/4% 7/1/2006                           AAA     2,050M          2,265,250
                             Puerto Rico Elec Pwr Auth 7% 7/1/2021                               AAA    17,010M         19,348,875
                             Puerto Rico Elec Pwr Auth Ser L 8 3/8% 7/1/2007                     AAA     2,500M          2,728,125
                             Puerto Rico Elec Pwr Auth Ser M 8% 7/1/2008                         AAA     6,900M          7,702,125
                             Puerto Rico Ind Med & Environmental Catholic Univ 9 3/8%
                             12/1/2007                                                           AAA     2,000M          2,252,500
                             Puerto Rico Pub Bldg Auth Ser H 7 7/8% 7/1/2016                     AAA     2,250M          2,438,438
                             Triborough Brdg & Tunl Auth NY Ser O 7 1/2% 1/1/2011                AAA     2,300M          2,550,125
                                                                                                                       -----------
                             Total                                                                                     148,649,342
                                                                                                                       ===========

General Obligation State     Puerto Rico Commonwealth RIBS FSA+ 7.683% 7/1/2020++                AAA    12,000M         12,015,000
 3.62%                                                                                                                 -----------

General Obligation Local     Bethlehem NY MBIA+ 7.20% 3/1/2022                                   AAA     1,080M          1,237,950
 .37%                                                                                                                  -----------

Education 7.27%              New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7%
                             7/1/2014                                                            AAA     4,425M          4,806,656
                             New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+ 6 7/8%
                             7/1/2014                                                            AAA     5,400M          5,906,250
                             New York St Dorm Auth Rev/Cornell Univ Ser A 73/8%
                             7/1/2020                                                             AA     5,075M          5,728,406
                             New York St Dorm Auth Rev/St Univ Ed Fac Ser B 71/2%
                             5/15/2011                                                           BBB     4,800M          5,526,000
                             New York St Dorm Auth Rev/Univ Rochester Ser A 6.40%
                             7/1/2013                                                              A     2,030M          2,131,500
                                                                                                                       -----------
                             Total                                                                                      24,098,812
                                                                                                                       ===========

Finance 8.16%                Municipal Assistance Corp NY 58th Ser 7 3/8% 7/1/2008                AA       850M           887,188
                             Municipal Assistance Corp NY 66th Ser 7 3/4% 7/1/2008                Aa       265M           299,450
                             Municipal Assistance Corp NY 67th Ser 7 5/8% 7/1/2008                Aa     2,515M         2,829,375
                             New York St Loc Govt Assistance Corp Ser A 6 7/8% 4/1/2019            A     7,050M         7,631,625
                             New York St Loc Govt Assistance Corp Ser A 6 1/2% 4/1/2020            A     9,750M        10,164,375
                             New York St Loc Govt Assistance Corp Ser C 6 1/2% 4/1/2015            A     5,075M         5,239,938
                                                                                                                      -----------
                             Total                                                                                     27,051,951
                                                                                                                      ===========

Health and Hospital 9.08%    New York City Health & Hosp Corp LINK AMBAC+ 5.70%
                             2/15/2023                                                           AAA       500M           484,375
                             New York City Health & Hosp Corp RIBS AMBAC+ 7.19%
                             2/15/2023++                                                         AAA     6,000M         5,550,000

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NEW YORK SERIES

                                                                                       Rating*: S&P  Principal  Market Value
                             Security                                                   or Moody's    Amount      (Note 1a)
                             --------                                                  ------------  ---------  ------------
                             New York St Med Care Facs Fin/Beth Israel MBIA+ 71/2%
                             11/1/2010                                                          AAA  $  1,250M  $  1,395,312
                             New York St Med Care Facs Fin/Mental Health Ser A 71/2%
                             2/15/2021                                                          BBB    10,585M    11,815,505
                             New York St Med Care Facs Fin/North Shore Univ Hosp Ser A
                             MBIA+ 7.20% 11/1/2020                                              AAA     7,140M     7,854,000
                             New York St Med Care Facs Fin/St Francis Hosp Ser A
                             FGIC+ 7.60% 11/1/2008                                              AAA     1,000M     1,097,500
                             New York St Med Care Facs Fin/St Francis Hosp Ser A
                             FGIC+ 7 5/8% 11/1/2021                                             AAA     1,775M     1,928,093
                                                                                                                ------------
                             Total                                                                                30,124,785
                                                                                                                ============

Housing                      New York St Mtge Agy Rev FHA+ 9 3/4% 10/1/2010                      Aa        15M        15,543
2.18%                        New York St Mtge Agy Rev 41-A MBIA+ 6.45% 10/1/2014                AAA     2,665M     2,734,955
                             New York St Mtge Agy Rev 44th Ser FHA+ AMT+++ 7 1/2%
                             4/1/2026                                                            Aa     2,500M     2,709,375
                             Puerto Rico Hsg Fin Corp Mtge Rev GNMA+ 6.85% 10/15/2024           AAA     1,750M     1,752,187
                                                                                                                ------------
                             Total                                                                                 7,212,060
                                                                                                                ============
Miscellaneous                United Nations Dev Corp Ser A 6% 7/1/2026                            A     4,200M     4,226,250
2.20%                        United Nations Dev Corp Ser B 6 1/4% 7/1/2026                        A     3,000M     3,071,250
                                                                                                                ------------
                             Total                                                                                 7,297,500
                                                                                                                ============
Pollution Control            New York St Environmental Fac Poll Ctrl Rev St Wtr Ser A
                             7 1/2% 6/15/2012                                                    Aa     7,000M     7,901,250
Revenue                      New York St Environmental Fac Poll Ctrl Rev St Wtr Ser E
3.98%                        6 7/8% 6/15/2014                                                    Aa     4,780M     5,299,825
                                                                                                                ------------
                            Total                                                                                 13,201,075
                                                                                                                ============
Power                        New York St Energy Res & Dev Gas Facs Rev/Bklyn Union
12.96%                       Gas Ser II MBIA+ 7% 12/1/2020                                      AAA     2,500M     2,606,250
                             New York St Energy Res & Dev Poll Ctrl Rev/Niagara
                             Mohawk Ser A FGIC+ 7.20% 7/1/2029                                  AAA    11,600M    13,050,000
                             New York St Energy Res & Dev/Bklyn Union Gas 1st Ser
                             7 1/8% 12/1/2020                                                     A       950M       992,750
                             New York St Energy Res & Dev/Bklyn Union Gas
                             MBIA+ AMT+++ 6 3/4% 2/1/2024                                       AAA    12,800M    13,488,000
                             New York St Energy Res & Dev/Bklyn Union Gas Ser B
                             RIBS AMT+++ 9.719% 7/1/2026++                                        A     4,000M     4,670,000
                             New York St Energy Res & Dev/Central Hudson Gas & Elec
                             MBIA+ AMT+++ 8 3/8% 12/1/2028                                      AAA     1,965M     2,215,538
                             New York St Energy Res & Dev/Con Edison Ser A AMT+++
                             7 1/2% 7/1/2025                                                      A     1,700M     1,842,375
                             New York St Energy Res & Dev/Con Edison Ser A
                             MBIA+ AMT+++ 71/8% 12/1/2029                                       AAA     2,350M     2,570,313
                             New York St Energy Res & Dev/Con Edison Ser B AMT+++
                             7 3/8% 7/1/2024                                                      A     1,465M     1,558,394
                                                                                                                ------------
                             Total                                                                                42,993,620
                                                                                                                ============

Solid Waste .73%             Dutchess Co Resource Recovery Ser A FGIC+ 7 1/2% 1/1/2009          AAA     2,200M     2,420,000
                                                                                                                ============

Transportation               Metropolitan Trans Auth NY Ser L AMBAC+ 7 1/2% 7/1/2017            AAA     2,310M     2,503,462
2.07%                        Triborough Brdg & Tunl Auth Ser L 8 1/8% 1/1/2012                   Aa     4,000M     4,355,000
                                                                                                                ------------
                             Total                                                                                 6,858,462
                                                                                                                ============
Water and Sewer              New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser A
1.10%                        FGIC+ 6% 6/15/2019                                                 AAA     1,750M     1,756,562
                             Puerto Rico Commonwealth Aqu & Sewer Ser A 7 7/8% 7/1/2017           A     1,700M     1,887,000
                                                                                                                ------------
                             Total                                                                                 3,643,562
                                                                                                                ============
                             Total Municipal Bonds 98.55% (Cost $311,898,168)                                    326,804,119
                                                                                                                ============

OTHER ASSETS, LESS LIABILITIES 1.45%
Cash and Receivables,
Net of Liabilities                                                                                                 4,813,530
                                                                                                                ============

Net Assets                   (equivalent to $10.85 a share on 30,576,552 shares of $.001
100.00%                      par value capital stock outstanding; authorized, 80,000,000
                             shares)                                                                            $331,617,649
                                                                                                                ============

                               * Ratings have not been audited by Deloitte & Touche LLP.
                               + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                              ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                                 September 30, 1995. See page 1 for additional information.
                             +++ Income from these securities may be subject to the Alternative Minimum Tax.
                                 See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
TEXAS SERIES

                                                                                 Rating*: S&P     Principal      Market Value
                                  Security                                         or Moody's       Amount         (Note 1a)
                                  --------                                       ------------     ----------     ------------
Prerefunded                       Bexar Co TX Health Facs 6.70% 6/15/2009                 AAA      $  1,000M       $ 1,113,750
22.88%                            Board of Regents TX A&M Univ 7.80% 8/15/2009            AAA           900M           982,125
                                  Colorado River TX Muni Wtr Ser A AMBAC+ 6 5/8%
                                  1/1/2021                                                AAA         1,000M         1,093,750
                                  Conroe TX Indpt Sch Dist 6.60% 8/15/2018                AAA         1,500M         1,704,375
                                  Dallas Co TX Util & Reclamation Dist MBIA+ 8.30%
                                  2/15/2016                                               AAA           700M           763,000
                                  Harris Co TX Health Facs Dev Corp Rev/Hermann
                                  Trust 9% 10/1/2017                                      AAA         2,500M         2,771,875
                                  Harris Co TX Ser A 7.70% 5/1/2003                       AAA           415M           459,094
                                  Harris Co TX Detention MBIA+ 7.80% 12/15/2011           AAA         1,110M         1,241,813
                                  Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+
                                  7.40% 12/1/2018                                         AAA         1,000M         1,147,500
                                  Lower CO River Auth TX MBIA+ 7 5/8% 1/1/2016            AAA           925M         1,008,250
                                  North Central TX Health MBIA+ 7 7/8% 7/1/2018           AAA           750M           810,000
                                  Puerto Rico Commonwealth 7.30% 7/1/2020                 AAA           500M           570,625
                                  Puerto Rico Pub Bldg Auth Ser G 7 7/8% 7/1/2007         AAA           650M           704,438
                                  San Antonio TX Elec & Gas Rev Ser A 101/2%
                                  2/1/2013                                                AAA         1,000M         1,153,750
                                  Texas St G.O. Ser B 8.10% 6/1/2007                      AAA         1,090M         1,192,188
                                  Texas Muni Pwr Agy Rev 14 5/8% 9/1/2012                 AAA           500M           571,250
                                  Texas St 7 1/8% 4/1/2020                                AAA         4,800M         5,388,000
                                  Texas St Tnpk Auth Dallas Northwy Rev AMBAC+
                                  7 1/8% 1/1/2015                                         AAA           250M           274,688
                                                                                                                    ----------
                                  Total                                                                             22,950,471
                                                                                                                    ==========

General Obligation State          Texas St Ser A AMT+++ 6.30% 6/1/2014                     AA         2,000M         2,042,500
20.99%                            Texas St Ser B RIBS 6.82% 12/1/2023++                    AA         6,000M         5,407,500
                                  Texas St Ser B-1 & B-2 LINK 6.058% 9/30/2011             AA        11,000M        11,811,250
                                  Texas St Wtr Dev Bd 7.15% 8/1/2035                       AA         1,600M         1,790,000
                                                                                                                    ----------
                                  Total                                                                             21,051,250
                                                                                                                    ==========

General Obligation Local          Clear Creek TX Indpt Sch Dist Ser A 4 3/4%
14.10%                            2/1/2015                                                AAA         1,500M         1,310,625
                                  Decatur TX Indpt Sch Dist 6 1/8% 8/1/2025               Aaa         1,500M         1,515,000
                                  Grapevine TX MBIA+ 5% 2/15/2016                         AAA         1,340M         1,212,700
                                  Harris Co TX Ser A 6 1/8% 8/15/2020                      AA         5,975M         6,101,968
                                  Leander TX Indpt Sch Dist 5 5/8% 8/15/2026              Aaa         1,500M         1,428,750
                                  Tarrant Co TX Jr Coll Dist 4 5/8% 2/15/2015              AA         3,000M         2,568,750
                                                                                                                    ----------
                                  Total                                                                             14,137,793
                                                                                                                    ==========

Education 1.01%                   Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025           A           955M         1,014,688
                                                                                                                    ==========
Health and Hospital               Amarillo TX Health Facs Corp LINK FSA+ 6.562%
9.28%                             1/1/2022                                                AAA         8,100M         8,383,500
                                  Bexar Co TX Health Facs MBIA+ 7 1/2% 8/15/2010          AAA           750M           827,813
                                  North Central TX Health Facs 9 1/4% 11/1/2005            AA            95M            97,256
                                                                                                                    ----------
                                  Total                                                                              9,308,569
                                                                                                                    ==========

Housing                           Dallas TX Hsg Corp Cap Prjt/Estell Vlg Apts Ser A
 .67%                              7 7/8% 12/1/2009                                        BBB**         530M           536,625
                                  Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                Aa           125M           131,405
                                                                                                                    ----------
                                  Total                                                                                668,030
                                                                                                                    ==========

Industrial Revenue Bonds          Brazos River Auth TX MBIA+ 8.10% 5/1/2019               AAA           750M           816,563
15.29%                            Brazos River Auth TX Ser A 8 1/4% 5/1/2019                A         1,000M         1,090,000
                                  Harris Co TX Ind Dev Corp Marine Term & Wtr
                                  Poll Ctrl Rev 6 5/8% 2/1/2024                           BBB         1,500M         1,546,875
                                  Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev
                                  Ref-Cent Pwr FGIC+ 7.70% 2/1/2019                       AAA           240M           258,900
                                  Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev
                                  Ref-Cent Pwr MBIA+ 6.10% 7/1/2028                       AAA         1,000M         1,002,500
                                  Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev
                                  Ref-Cent Pwr Ser B 7.70% 2/1/2019                         A         3,000M         3,198,750


================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
TEXAS SERIES

                                                                                      Rating*: S&P  Principal      Market Value
                             Security                                                   or Moody's     Amount        (Note 1a)
                             --------                                                 ------------  ---------      ------------
                             Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab
                             Ser A 8% 9/1/2012                                                   A    $2,315M       $ 2,569,650
                             Texas City TX Ind Dev Corp Marine Term Rev 7 3/8%
                             10/1/2020                                                           A     4,000M         4,855,000
                                                                                                                   ------------
                             Total                                                                                   15,338,238
                                                                                                                   ============

Miscellaneous .90%           Texas Correctional Facs MBIA+ 5% 3/15/2014                        AAA     1,000M           901,250
                                                                                                                   ============
Pollution Control
Revenue 4.22%                Red River Auth TX Poll AMT+++ 6 7/8% 4/1/2017                       A     4,000M         4,235,000
                                                                                                                   ============
Power 4.34%                  Austin TX Util Sys Ser B 7.80% 11/15/2012                           A       640M           699,200
                             Puerto Rico Elec Pwr Auth 5 1/2% 7/1/2016                           A     1,000M           936,250
                             Texas Muni Pwr Agy Rev Ser A AMBAC+ 6 3/4% 9/1/2012               AAA     2,500M         2,715,625
                                                                                                                   ------------
                             Total                                                                                    4,351,075
                                                                                                                   ============

Transportation 2.34%         Austin TX Arpt Sys Rev Ser A MBIA+ AMT+++ 6 1/8% 1
                             1/15/2025                                                         AAA       250M           248,125
                             Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017               AAA     1,500M         1,648,125
                             Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2018                        A       433M           454,775
                                                                                                                   ------------
                             Total                                                                                    2,351,025
                                                                                                                   ============
Water and Sewer 3.13%        Puerto Rico Commonwealth Aqu & Sewer Ser A 7 7/8%
                             7/1/2017                                                            A     2,000M         2,220,000
                             Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                        A       500M           540,625
                             Texas Wtr Resource Fin Auth AMBAC+ 7 1/2% 8/15/2013               AAA       350M           379,312
                                                                                                                   ------------
                             Total                                                                                    3,139,937
                                                                                                                   ============
                             Total Municipal Bonds 99.15% (Cost $97,234,960)                                         99,447,326
                                                                                                                   ============
OTHER ASSETS, LESS LIABILITIES .85%
Short-Term
Securities                   Texas St Tax & Rev Anticipation Notes Ser A
                             4 3/4% 8/30/1996 (Cost $503,679)                                 MIG1       500M           503,710
                                                                                                                   ============
Cash and Receivables,
Net of Liabilities                                                                                                      353,430
                                                                                                                   ------------
                             Total Other Assets, Less Liabilities                                                       857,140
                                                                                                                   ============
Net Assets 100.00%           (equivalent to $10.05 a share on 9,975,696 shares
                             of $.001 par value capital stock outstanding;
                             authorized, 40,000,000 shares)                                                        $100,304,466
                                                                                                                   ============

                             * Ratings have not been audited by Deloitte & Touche LLP.

                            ** This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable
                               quality.
                             + Insured or guaranteed by the indicated municipal bond
                               insurance corporation or Federal agency.
                            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1995. See page
                               1 for additional information.
                           +++ Income from these securities may be subject to the Alternative
                               Minimum Tax.
                               See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NEW JERSEY SERIES

                                                                                      Rating*: S&P  Principal      Market Value
                              Security                                                  or Moody's     Amount        (Note 1a)
                              --------                                                ------------  ---------      ------------
Prerefunded 19.71%            Bergen Co NJ Util Auth FGIC+ 7 3/4% 3/15/2013                    AAA  $  2,000M      $ 2,162,500
                              Hudson Co NJ Ctf Correctional Fac MBIA+ 7.60% 12/1/2021          AAA    10,225M       11,388,094
                              Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                 AAA     1,000M        1,302,500
                              Monmouth Co NJ MBIA+ 6 7/8% 8/1/2012                             AAA       750M          840,000
                              Monmouth Co NJ Muni Util Imp Auth MBIA+ 6 3/4% 2/1/2013          AAA       500M          559,375
                              New Jersey Healthcare Facs Fin Auth Rev Ser B AMBAC+ 8%
                              7/1/2018                                                         AAA       460M          511,750
                              New Jersey St 7.30% 4/15/2010                                    AAA       290M          320,813
                              New Jersey St Ed Facs Auth Ser B 8 3/8% 7/1/2012                 AAA       500M          531,250
                              New Jersey St Ed Facs Auth Ser C AMBAC+ 7.20% 7/1/2019           AAA       320M          356,400
                              New Jersey St G.O. 7.10% 4/1/2011                                AAA       305M          345,031
                              New Jersey St Hwy Auth 7 1/4% 1/1/2016                           AAA       250M          275,938
                              Northeast Monmouth Co NJ MBIA+ 6.70% 11/1/2016                   AAA     1,340M        1,485,725
                              Puerto Rico Commonwealth MBIA+ 6.60% 7/1/2013                    AAA       475M          536,156
                              Puerto Rico Commonwealth 7.30% 7/1/2020                          AAA       250M          285,313

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NEW JERSEY SERIES

                                                                                 Rating*: S&P     Principal       Market Value
                                  Security                                       or Moody's          Amount           (Note 1a)
                                  --------                                       ------------     ---------       ------------
                                  Puerto Rico Commonwealth 7.70% 7/1/2020                 AAA      $5,000M         $  5,793,750
                                  Puerto Rico Pub Bldg Auth Ser G 7 7/8% 7/1/2007         AAA         375M              406,406
                                  Rutgers St Univ NJ 7.90% 5/1/2010                       AAA         400M              442,500
                                  Rutgers St Univ NJ Univ Ser O 8% 5/1/2018               AAA       3,255M            3,604,913
                                  Rutgers St Univ NJ Univ Rev Ser O 7.90%
                                  5/1/2008                                                AAA       1,230M            1,360,688
                                  Stony Brook Regl Sewer Auth NJ Rev Ser A 7.40%
                                  12/1/2009                                               AAA       1,000M            1,130,000
                                  Tinton Falls NJ Sch Bd Ed FSA+ 6 1/2% 6/15/2017         AAA       1,000M            1,105,000
                                  Union Co NJ Ser L 6 1/2% 2/1/2011                       AAA       1,000M            1,107,500
                                  University of Puerto Rico Ser L 6 1/2% 6/1/2013         AAA          25M               26,469
                                  Virgin Islands Pub Fin Auth Ser A 7.30%
                                  10/1/2018                                               AAA       1,650M            1,878,938
                                                                                                                     ----------
                                  Total                                                                              37,757,009
                                                                                                                     ==========

General Obligation State          Puerto Rico Commonwealth RIBS MBIA+ 7.594%
 .88%                              7/1/2008++                                              AAA       5,000M            5,350,000
                                  Puerto Rico Commonwealth 6.35% 7/1/2010                   A       3,000M            3,168,750
                                  Puerto Rico Commonwealth LINK MBIA+ 5.831%
                                  7/1/2020                                                AAA       2,750M            2,756,875
                                                                                                                     ----------
                                  Total                                                                              11,275,625
                                                                                                                     ==========

General Obligation Local          Essex Co NJ Imp Auth Lease-Jail & Youth Hsg
10.72%                            Prjts AMBAC+ 7% 12/1/2024                               AAA       2,875M            3,176,875
                                  Essex Co NJ Ser A AMBAC+ 5 1/2% 9/1/2015                AAA       2,200M            2,106,500
                                  Keansburg NJ 6.80% 12/1/2010                              A       1,000M            1,080,000
                                  Millburn Township NJ Sch Dist 5.35% 7/15/2018           Aaa       1,150M            1,112,625
                                  Millburn Township NJ Sch Dist 5.35% 7/15/2019           Aaa       1,100M            1,064,250
                                  Morristown NJ FSA+ 6 1/2% 8/1/2019                      AAA       3,440M            3,659,300
                                  Newark NJ AMBAC+ 4.90% 12/1/2010                        AAA       1,300M            1,223,625
                                  Paterson NJ FSA+ 9.30% 2/15/2004                        AAA       4,200M            5,433,750
                                  South Brunswick Township NJ Bd Ed FGIC+
                                  6.40% 8/1/2024                                          AAA       1,600M            1,686,000
                                                                                                                     ----------
                                  Total                                                                              20,542,925
                                                                                                                     ==========

Education                         Essex Co NJ Imp Auth Rev GTD-College AMBAC+ 7%
7.20%                             12/1/2024                                               AAA       1,750M           1,929,375
                                  New Jersey St Ed Facs Auth Ser C MBIA+ 6.85%
                                  7/1/2019                                                AAA       1,150M           1,244,875
                                  New Jersey St Ed Facs Auth Ser C 6 3/8%
                                  7/1/2022                                                 AA       5,000M           5,212,500
                                  New Jersey St Ed Facs Auth Rowan College
                                  AMBAC+ 5 3/4% 7/1/2023                                  AAA       1,280M           1,268,800
                                  Rutgers St Univ NJ Ser P 6.85% 5/1/2021                  AA         800M             857,000
                                  University Medicine & Dentistry Ser E 5 3/4%
                                  12/1/2021                                                AA       3,350M           3,278,813
                                                                                                                    ----------
                                  Total                                                                             13,791,363
                                                                                                                    ==========
Finance .55%                      Hamilton Township NJ Bd Ed Ser B FSA+ 7%
                                  12/15/2015                                              AAA         970M           1,047,600

Health and Hospital               New Jersey Health Care Facs Ser A FHA+ 7 1/4%
3.50%                             2/15/2021                                                AA       1,485M           1,596,375
                                  New Jersey Health Care Facs Ser B FHA+ 6 1/2%
                                  2/1/2022                                                AAA         960M             999,600
                                  New Jersey Health Care Facs Ser C FSA+ 6 3/4%
                                  7/1/2020                                                AAA         735M             803,906
                                  New Jersey Health Care Facs Fin Auth
                                  Rev/Warren Hosp FSA+ 5 7/8% 7/1/2018                    AAA       1,135M           1,133,581
                                  New Jersey Health Care Facs Fin Auth
                                  Rev/Bayonne Hosp FSA+ 6 1/4% 7/1/2012                   AAA       1,600M           1,672,000
                                  Puerto Rico Ind Tourist Ed Med & Environmental
                                  Ctrl Facs Ser A FHA+ 6 1/4% 8/1/2032                    AAA         500M             506,250
                                                                                                                    ----------
                                  Total                                                                              6,711,712
                                                                                                                    ==========

Housing                           New Jersey St Hsg & Mtge Fin AMBAC+ 6%
2.65%                             11/1/2014                                               AAA       1,000M           1,001,250
                                  New Jersey St Hsg & Mtge Fin 1st Ser 6.70%
                                  11/1/2028                                                 A       1,000M           1,036,250
                                  New Jersey St Hsg & Mtge Fin MBIA+ 7.70%
                                  10/1/2029                                               AAA       1,740M           1,831,350
                                  Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+
                                  7.65% 10/15/2022                                        AAA         580M             614,075
                                  Virgin Islands Hsg Fin Auth Sing Fam Rev
                                  Ser A GNMA+ AMT+++ 6 1/2% 3/1/2025                      AAA         600M             603,750
                                                                                                                    ----------
                                  Total                                                                              5,086,675
                                                                                                                    ==========

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
NEW JERSEY SERIES

                                                            Rating*: S&P       Principal          Market Value
                        Security                             or Moody's          Amount                (Note 1a)
                        --------                            ------------       ---------             ------------
Industrial Revenue     New Jersey Economic Dev Auth
Bonds                  Ser B AMT+++ 7 1/4% 3/1/2021                    A        $ 1,500M             $  1,584,375
3.19%                  Puerto Rico Ind Med &
                       Environmental Ctrl/Upjohn
                       71/2% 12/1/2023                                AA          1,500M                1,642,500
                       Puerto Rico Tel Auth Rev LINK
                       MBIA+ 5.51% 1/16/2015                         AAA          3,000M                2,876,250
                                                                                                    -------------
                       Total                                                                            6,103,125
                                                                                                    =============
Miscellaneous          Monmouth Co NJ Imp Auth Rev Govt
3.45%                  Loan MBIA+ 6.40% 12/1/2009                    AAA          1,075M                1,159,656
                       New Jersey Economic Dev Auth
                       6 3/4% 6/15/2012                                A          2,375M                2,517,500
                       New Jersey Economic Dev Auth Rev
                       MBIA+ 5 1/4% 7/1/2020                         AAA          2,000M                1,840,000
                       New Jersey Sports & Expo Auth Rev
                       Ser A 8% 1/1/2025                             BBB**        1,000M                1,091,250
                                                                                                    -------------
                       Total                                                                            6,608,406
                                                                                                    =============
Pollution Control      Cape May Co NJ Ind Poll Ctrl Rev
Revenue                Fin Auth Ser B MBIA+ 7% 11/1/2029             AAA            500M                  557,500
4.77%                  Salem Co NJ Ind Poll Ctrl Fin Auth
                       Rev Ser A MBIA+ AMT+++ 5.45%
                       2/1/2032                                      AAA          1,190M                1,088,850
                       Salem Co NJ Ind Poll Ctrl Fin Auth
                       Rev Ser C MBIA+ 5.55% 11/1/2033               AAA          1,045M                  979,687
                       Salem Co NJ Poll Ctrl Auth Ser A
                       AMT+++ 6 1/2% 11/15/2021                       AA          5,500M                5,733,750
                       Union Co NJ Ind Poll Ctrl Fin Auth
                       Poll Ctrl Rev 5.80% 9/1/2009                    A            750M                  770,625
                                                                                                    -------------
                       Total                                                                            9,130,412
                                                                                                    =============
Power                  Essex Co NJ Imp Auth Rev Orange
14.72%                 Muni Util & Lease MBIA+ 6.80%
                       7/1/2014                                      AAA          1,710M                1,891,688
                       Evesham NJ Muni Util Auth Rev MBIA+
                       5.65% 7/1/2015                                AAA            620M                  610,700
                       Evesham NJ Muni Util Auth Rev MBIA+
                       5.70% 7/1/2020                                AAA          1,015M                  997,237
                       Guam Pwr Auth Rev Ser A 6 5/8%
                       10/1/2014                                     BBB            500M                  512,500
                       Puerto Rico Elec Pwr Auth 7 1/8%
                       7/1/2014                                        A            715M                  779,350
                       Puerto Rico Elec Pwr Auth LINK 6.30%
                       7/1/2018                                      AAA         16,000M               16,640,000
                       Puerto Rico Elec Pwr Auth RIBS FSA+
                       7.928% 7/1/2023++                             AAA          4,500M                4,533,750
                       Puerto Rico Elec Pwr Auth Rev LINK
                       FSA+ 5.929% 7/1/2023                          AAA          1,000M                1,007,500
                       Raritan Township NJ Muni Util Auth
                       6.45% 5/1/2012                                  A          1,180M                1,219,825
                                                                                                    -------------
                       Total                                                                           28,192,550
                                                                                                    =============
Transportation         New Jersey Economic Dev Auth 7%
16.22%                 7/1/2016                                      BBB**        5,545M                5,843,043
                       New Jersey St Tnpk Auth Ser C-IBC
                       MBIA+ 6 1/2% 1/1/2016                         AAA          4,000M                4,395,000
                       Port Auth NY & NJ 63rd Ser AMT+++
                       7 7/8% 3/1/2024                                AA          2,990M                3,090,912
                       Port Auth NY & NJ 72nd Ser 7.35%
                       10/1/2027                                      AA          5,500M                6,125,625
                       Port Auth NY & NJ 93rd Ser 6 1/8%
                       6/1/2094                                       AA         11,500M               11,615,000
                                                                                                    -------------
                       Total                                                                           31,069,580
                                                                                                    =============
Water and Serwer       Camden Co NJ Muni Util Auth FGIC+
6.91%                  8 1/4% 12/1/2017                              AAA          5,580M                6,103,125
                       Middlesex Co NJ Util FGIC+ 6 1/2%
                       9/15/2011                                     AAA          1,000M                1,061,250
                       New Jersey Economic Dev Auth Ser A
                       MBIA+ AMT+++ 5 1/4% 2/1/2029                  AAA            950M                  827,688
                       New Jersey Economic Dev Auth Ser B
                       6.70% 8/1/2021                                  A          1,250M                1,317,188
                       New Jersey Economic Dev Auth Ser D 7%
                       10/1/2017                                       A          1,250M                1,287,500
                       New Jersey Wastewtr Ser A MBIA+ 7%
                       5/15/2006                                     AAA            500M                  542,500
                       New Jersey Wastewtr 6 7/8% 6/15/2009           AA          1,905M                2,097,880
                                                                                                    -------------
                       Total                                                                           13,237,131
                                                                                                    =============
                       Total Municipal Bonds 99.47% (Cost
                       $184,137,359)                                                                  190,554,113
                                                                                                    =============

OTHER ASSETS, LESS LIABILITIES .53%
Cash and Receivables,
Net of Liabilities                                                                                         1,007,974
                                                                                                       =============
Net Assets             (equivalent to $5.14 a share on 37,251,315 shares of $.001 par value capital
100.00%                stock outstanding; authorized, 40,000,000 shares)                                $191,562,087
                                                                                                       =============

                         * Ratings have not been audited by Deloitte & Touche LLP.
                        ** This security has not been rated an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                         + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                        ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                           September 30, 1995. See page 1 for additional information.
                       +++ Income from these securities may be subject to the Alternative Minimum
                           Tax.
                           See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
CONNECTICUT SERIES

                                                                                 Rating*: S&P         Principal       Market Value
                                  Security                                         or Moody's            Amount        (Note 1a)
                                  --------                                       ------------         ---------       ------------
Prerefunded                       Connecticut St Ser A 6 1/2% 3/15/2009                   AAA         $ 1,000M        $ 1,113,750
25.58%                            Connecticut St Ser A 6 3/4% 3/1/2011                    AAA             100M            111,750
                                  Connecticut St Health & Ed/St Raphael Hosp Ser
                                  C AMBAC+ 7 1/2% 7/1/2014                                AAA           1,000M          1,101,250
                                  Connecticut St Spcl Tax Oblig Ser A 7.20%
                                  2/1/2009                                                AAA           1,400M          1,547,000
                                  Connecticut St Spcl Tax Oblig Rev Ser A 6.80%
                                  6/1/2006                                                AAA           1,250M          1,407,813
                                  Connecticut St Spcl Tax Oblig Rev Ser A 7 1/8%
                                  6/1/2007                                                AAA           6,460M          7,332,100
                                  Puerto Rico Commonwealth FGIC+ 7.10% 7/1/2002           AAA           1,900M          2,151,750
                                  Puerto Rico Commonwealth 7.30% 7/1/2020                 AAA             650M            741,813
                                  Puerto Rico Commonwealth 7.70% 7/1/2020                 AAA           4,800M          5,562,000
                                  Puerto Rico Commonwealth Hwy Ser P 8 1/8%
                                  7/1/2013                                                AAA           1,200M          1,342,500
                                  Puerto Rico Commonwealth Hwy Ser Q 7 3/4%
                                  7/1/2016                                                AAA             650M            754,000
                                  Puerto Rico Commonwealth Hwy Ser T 6 5/8%
                                  7/1/2018                                                AAA             483M            545,926
                                  Puerto Rico Pub Bldg Auth Ser H 7 7/8% 7/1/2007         AAA           3,000M          3,251,250
                                  Virgin Islands Pub Fin Auth Ser A 7.30% 10/1/2018       AAA           1,800M          2,049,750
                                                                                                                       ----------
                                  Total                                                                                29,012,652
                                                                                                                       ==========

General Obligation Local          Hartford CT 6 1/2% 12/15/2005                            AA             730M            813,038
2.67%                             Killingly CT 7 1/4% 12/15/2004                            A             250M            268,125
                                  Monroe CT 6.60% 4/15/2005                                 A             100M            110,750
                                  Montville CT 6.70% 6/15/2009                             Aa             550M            629,062
                                  Montville CT 6.70% 6/15/2010                             Aa             575M            655,500
                                  Portland CT 7.10% 12/15/2000                              A             100M            110,750
                                  Redding CT 6.60% 4/15/2010                               Aa             100M            112,375
                                  Voluntown CT 6 3/4% 10/1/2002                             A             100M            110,000
                                  Watertown CT 6 1/2% 6/15/2003                             A             100M            108,375
                                  West Haven CT MBIA+ 6 1/2% 6/15/2006                    AAA             100M            111,750
                                                                                                                       ----------
                                  Total                                                                                 3,029,725
                                                                                                                       ==========

Education                         Connecticut St Health & Ed Fac LINK 5.928%
14.51%                            6/10/2030                                               AAA          13,600M         13,702,000
                                  Connecticut St Health & Ed Fac Kent Sch Ser B
                                  MBIA+ 5.40% 7/1/2023                                    AAA           1,500M          1,421,250
                                  Connecticut St Higher Ed Ser A AMT+++ 7 3/8%
                                  11/15/2005                                                A             810M            854,550
                                  Connecticut St Higher Ed Ser A AMT+++ 7.20%
                                  11/15/2010                                                A             450M            477,562
                                                                                                                       ----------
                                  Total                                                                                16,455,362
                                                                                                                       ==========

Health and Hospital               Connecticut St Health & Ed/Bridgeport Hosp Ser
7.35%                             A MBIA+ 6 5/8% 7/1/2018                                 AAA           1,250M          1,328,125
                                  Connecticut St Health & Ed/St Marys Hosp Ser C
                                  7 3/8% 7/1/2020                                         Baa           2,750M          2,842,813
                                  Connecticut St Health & Ed/Waterbury Hosp Ser
                                  B FSA+ 7% 7/1/2020                                      AAA             100M            110,000
                                  Connecticut St Health & Ed/William Backus Hosp
                                  Ser C 6 3/8% 7/1/2022                                     A             850M            855,313
                                  Connecticut St Health & Ed/Yale-New Haven Hosp
                                  Ser F MBIA+ 7.10% 7/1/2025                              AAA           1,105M          1,219,644
                                  Connecticut St Health & Ed Facs Auth Rev Yale-New
                                  Haven Hosp Ser F MBIA+ 7% 7/1/2010                      AAA              75M             82,500
                                  Puerto Rico Pub Bldg Auth Rev GTD Ser A
                                  AMBAC+ 5 1/2% 7/1/2021                                  AAA           2,000M          1,902,500
                                                                                                                       ----------
                                  Total                                                                                 8,340,895
                                                                                                                       ==========
Housing                           Connecticut St Hsg Fin Auth Ser A-2 FHA+ AMT+++
5.54%                             7.20% 11/15/2008                                         AA             950M          1,012,937
                                  Connecticut St Hsg Fin Auth Ser A-2 AMT+++ 6.45%
                                  5/15/2022                                                AA           1,100M          1,111,000
                                  Connecticut St Hsg Fin Auth Ser B 6 3/4%
                                  11/15/2023                                               AA           3,000M          3,123,750
                                  Connecticut St Hsg Fin Auth Ser D-2 6.90%
                                  5/15/2020                                                AA           1,000M          1,040,000
                                                                                                                       ----------
                                  Total                                                                                 6,287,687
                                                                                                                       ==========

Industrial Revenue Bonds           Connecticut St Dev Auth Solid Waste Disp Facs
9.23%                              Rev AMT+++ 7% 7/1/2025                                 AAA           2,000M          2,197,500
                                   Eastern CT Resource Recovery/Wheelabrator Lisbon
                                   Prjt Ser A AMT+++ 5 1/2% 1/1/2020                        A           4,000M          3,585,000
                                   Puerto Rico Ind Med & Environmental Ctrl/Upjohn
                                   7 1/2% 12/1/2023                                        AA           1,000M          1,095,000

================================================================================
STATEMENT OF NET ASSETS  September 30, 1995
--------------------------------------------------------------------------------
CONNECTICUT SERIES

                                                                              Rating*: S&P        Principal           Market Value
                             Security                                          or Moody's          Amount              (Note 1a)
                             --------                                         ------------        ---------           ------------
                             Puerto Rico Ind Med & Environmental/American
                             Home Product 5.10% 12/1/2018                                A          $2,000M           $  1,762,500
                             Puerto Rico Ind Med & Environmental/Warner
                             Lambert 7.60% 5/1/2014                                     Aa           1,650M              1,831,500
                                                                                                                      ------------
                             Total                                                                                      10,471,500
                                                                                                                      ============
Miscellaneous                Connecticut Middletown Courthouse MBIA+ 6 1/4%
9.82%                        12/15/2010                                                AAA             575M                603,750
                             Connecticut St Dev Govt Lease Rev MBIA+ 6.60%
                             6/15/2014                                                 AAA             500M                535,625
                             New Haven CT Air Rights Pkg MBIA+ 6 1/2%
                             12/1/2015                                                 AAA           9,475M              9,996,125
                                                                                                                      ------------
                             Total                                                                                      11,135,500
                                                                                                                      ============
Pollution Control
Revenue 3.30%                Connecticut St Dev Auth/Pfizer Inc 6.55%
                             2/15/2013                                                 AAA           3,470M              3,747,600

Power                        Connecticut St Dev Auth/New England Pwr Co 7
6.26%                        1/4% 10/15/2015                                             A             760M                817,000
                             Puerto Rico Elec Pwr Auth RIBS FSA+ 8.478%
                             7/1/2018++                                                AAA           5,000M              5,375,000
                             Puerto Rico Elec Pwr Auth Ser X 5 1/2%
                             7/1/2025                                                    A           1,000M                912,500
                                                                                                                      ------------
                             Total                                                                                       7,104,500
                                                                                                                      ===========
Solid Waste                  Connecticut St Resource Recovery/American
5.53%                        Ref Fuel Ser A AMT+++ 8% 11/15/2015                        AA           1,100M              1,214,125
                             Connecticut St Resource Recovery/American
                             Ref Fuel Ser A AMT+++ 6.45% 11/15/2022                      A           4,985M              5,053,543
                                                                                                                      ------------
                             Total                                                                                       6,267,668
                                                                                                                      ============
Transportation               Connecticut St Spcl Tax Oblig Rev Ser B 10%
                             10/1/2000                                                  AA           4,000M              5,005,000
                             Connecticut St Spcl Tax Oblig Rev Ser B
                              FGIC+ 6.10% 10/1/2011                                    AAA           1,000M              1,030,000
                             Puerto Rico Commonwealth Hwy Ser T 6 5/8%
                             7/1/2018                                                    A              67M                 70,223
                                                                                                                      ------------
                             Total                                                                                       6,105,223
                                                                                                                      ============

Water and Sewer             Connecticut St Clean Wtr Fd 7% 1/1/2011                     AA             400M                440,500
3.67%                       Puerto Rico Commonwealth Aqu & Sewer Ser A
                            7 7/8% 7/1/2017                                              A           3,350M              3,718,500
                                                                                                                      ------------
                            Total                                                                                        4,159,000
                                                                                                                      ============
                            Total Municipal Bonds 98.84% (Cost $109,677,796)                                           112,117,312
                                                                                                                      ============

 OTHER ASSETS, LESS LIABILITIES 1.16%
 Cash and Receivables,
 Net of Liabilities                                                                                                       1,318,884
                                                                                                                       ============
 Net Assets 100.00%         (equivalent to $10.12 a share on 11,206,061 shares
                            of $.001 par value capital stock outstanding;
                            authorized, 40,000,000 shares)                                                             $113,436,196
                                                                                                                       ============

                            *   Ratings have not been audited by Deloitte & Touche LLP.
                            +   Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                           ++   The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                                September 30, 1995. See page 1 for additional information.
                          +++   Income from these securities may be subject to the Alternative Minimum Tax.
                                See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
MISSOURI SERIES

                                                                              Rating*: S&P      Principal           Market Value
                             Security                                          or Moody's        Amount              (Note 1a)
                             --------                                         ------------      ---------           ------------
Prerefunded                 Central MO St Univ MBIA+ 7% 7/1/2014                       AAA       $  150M             $    170,625
22.74%                      Missouri St Health & Ed Facs Rev Christian
                            Health Ser B FGIC+ 6 7/8% 2/15/2013                        AAA        2,100M                2,362,500
                            Missouri St Health & Ed Facs Rev St Lukes
                            MBIA+ 7% 11/15/2013                                        AAA        1,030M                1,179,350
                            Missouri St Reg Convention Ser A 6.90% 8/15/2021           AAA       13,500M               15,390,000
                            Puerto Rico Commonwealth 7.70% 7/1/2020                    AAA        2,570M                2,977,988
                            Puerto Rico Elec Pwr Auth Rev Ser N 8% 7/1/2008            AAA        2,700M                3,013,875


================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
MISSOURI SERIES


                                                                       Rating*: S&P          Principal           Market Value
                              Security                                   or Moody's             Amount               (Note 1a)
                              --------                                 ------------          ---------           ------------
                              Puerto Rico Ind Med & Environmental/
                              Catholic Univ 9 3/8% 12/1/2007                 AAA               $  3,135M           $ 3,530,794
                              Springfield MO Sch Dist No 12 Ser A FGIC+
                              6 3/4% 3/1/2011                                AAA                  1,225M             1,352,094
                                                                                                                    ----------
                              Total                                                                                 29,977,226
                                                                                                                    ==========

General Obligation State      Puerto Rico Commonwealth RIBS MBIA+ 7.594%
3.69%                         7/1/2008++                                     AAA                  1,000M             1,070,000
                              Puerto Rico Commonwealth RIBS FSA+ 7.683%
                              7/1/2020++                                     AAA                  2,750M             2,753,438
                              Puerto Rico Commonwealth 6 1/2% 7/1/2023         A                  1,000M             1,043,750
                                                                                                                    ----------
                              Total                                                                                  4,867,188
                                                                                                                    ==========

Education                     Missouri Sch Bd Assn Ctfs Ser A-5 7 3/8%
6.44%                         3/1/2006                                       AAA                    980M             1,042,475
                              Missouri St Health & Ed Facs Rev/St Louis
                              Univ HS 6.35% 10/1/2014                          A                  1,600M             1,676,000
                              Platte Co MO Reorg Sch Dist Ctfs 7 1/8%
                              1/1/2011                                         A                    500M               536,250
                              St Louis MO Sch Dist FGIC+ 6% 4/1/2012         AAA                  1,275M             1,313,250
                              University of MO Rev AMBAC+ 6 1/2% 11/1/2011   AAA                  3,250M             3,445,000
                              University of MO Rev 5 1/2% 11/1/2023           AA                    500M               481,250
                                                                                                                    ----------
                              Total                                                                                  8,494,225
                                                                                                                    ==========

Finance                       Kansas City MO Muni Assistance Corp Rev
15.69%                        AMBAC+ 7 1/8% 4/15/2016                        AAA                    805M               876,444
                              Kansas City MO Muni Assistance Corp Rev
                              Ser B AMBAC+ 6 5/8% 4/15/2015                  AAA                  5,225M             5,584,219
                              Kansas City MO Muni Assistance Corp Rev
                              Ser B AMBAC+ 6% 4/15/2020                      AAA                 14,030M            14,222,912
                                                                                                                    ----------
                              Total                                                                                 20,683,575
                                                                                                                    ==========

Health and Hospital           Jackson Co MO Ind Dev Rev/St Joseph Health
13.58%                        Ctr 7% 7/1/2022                                Baa                  1,500M             1,573,125
                              Missouri St Health & Ed Facs Rev/BJC Health
                              Ser A 6 1/2% 5/15/2020                          AA                  4,650M             4,905,750
                              Missouri St Health & Ed Facs Rev/Health
                              Midwest MBIA+ 6 1/4% 6/1/2014                  AAA                  2,490M             2,592,712
                              Missouri St Health & Ed Facs Rev/Health
                              Midwest Ser B MBIA+ 6 1/4% 2/15/2022           AAA                    800M               818,000
                              Missouri St Health & Ed Facs Rev/Heartland
                              Health Sys AMBAC+ 6.35% 11/15/2017             AAA                  2,600M             2,694,250
                              Missouri St Health & Ed Facs Rev/Jefferson
                              Mem Hosp 6% 8/15/2023                          Baa                  3,000M             2,763,750
                              Missouri St Health & Ed Facs Rev/SE Hosp
                              MBIA+ 6 5/8% 6/1/2011                          AAA                    475M               506,468
                              Missouri St Health & Ed Facs Rev/Ssm Health
                              Care Ser AA MBIA+ 6 1/4% 6/1/2016              AAA                  2,000M             2,052,500
                                                                                                                    ----------
                              Total                                                                                 17,906,555
                                                                                                                    ==========

Housing                       Missouri St Hsg Dev Comm Mtge Rev Ser A
5.91%                         GNMA+ AMT+++ 6 3/4% 6/1/2024                   AAA                    355M               367,425
                              Missouri St Hsg Dev Comm Mtge Rev Ser A
                              GNMA+ AMT+++ 6.22% 3/1/2026                    AAA                  5,000M             5,006,250
                              Missouri St Hsg Dev Comm Mtge Rev Ser B
                              GNMA+ AMT+++ 6.40% 12/1/2024                   AAA                  2,135M             2,161,687
                              Puerto Rico Hsg Fin Corp Mtge Rev Ser A
                              GNMA+ 7.80% 10/15/2021                         AAA                     80M                83,700
                              Puerto Rico Hsg Fin Corp Mtge Rev Ser B
                              GNMA+ 7.65% 10/15/2022                         AAA                    160M               169,400
                                                                                                                    ----------
                              Total                                                                                  7,788,462
                                                                                                                    ==========


Industrial Revenue Bonds      Missouri St Environmental Imp & Energy Rev/
 .46%                          Union Elec Ser A 7.40% 5/1/2020                 AA                    550M               604,313

Miscellaneous                 Clay Co MO Pub Bldg Auth Leasehold Rev
4.22%                         FGIC+ 7% 5/15/2014                             AAA                  1,000M             1,106,250
                              St Louis Co MO Ind Dev Rev Arena Prjt AMT+++
                              7 7/8% 12/1/2024                               BBB**                2,000M             2,105,000
                              St Louis MO Land Clearance Rev 7 3/4%
                              7/1/2021                                       BBB**                2,235M             2,346,750
                                                                                                                    ----------
                              Total                                                                                  5,558,000
                                                                                                                    ==========

Pollution Control Revenue     Missouri St Environmental Imp & Energy Wtr
5.80%                         Poll Ctrl Rev Ser A 6.55% 7/1/2014              Aa                  3,000M             3,202,500
                              Missouri St Environmental Imp & Energy Wtr
                              Poll Ctrl Rev Ser A CGIC+ 6.05% 7/1/2016       AAA                  1,850M             1,882,375
                              Missouri St Environmental Imp & Energy Wtr
                              Poll Ctrl Rev Ser B 7.20% 7/1/2016              Aa                  2,250M             2,562,188
                                                                                                                    ----------
                              Total                                                                                  7,647,063
                                                                                                                    ==========

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
MISSOURI SERIES

                                                                     Rating*: S&P                 Principal           Market Value
                             Security                                  or Moody's                    Amount               (Note 1a)
                             --------                                ------------                 ---------           ------------
Power
7.19%
                             Puerto Rico Elec Pwr Auth Rev
                             6% 7/1/2016                                 A                        $1,000M             $   991,250

                             Puerto Rico Elec Pwr Auth Rev
                             6 1/4% 7/1/2017                             A                         2,315M               2,352,618

                             Puerto Rico Elec Pwr Auth Rev
                             RIBS FSA+ 7.928% 7/1/2023++               AAA                         2,500M               2,518,750

                             Puerto Rico Elec Pwr Auth Rev
                             Ser X 6 1/8% 7/1/2021                       A                         2,885M               2,892,212

                             Sikeston MO Elec Rev
                             MBIA+ 6 1/4% 6/1/2022                     AAA                           710M                 729,525
                                                                                                                      -----------
                             Total                                                                                      9,484,355
                                                                                                                      ===========
Transportation
1.98%
                             Kansas City MO Arpt Rev
                             Ser B CGIC+ 6 7/8% 9/1/2014               AAA                         1,490M               1,614,788

                             Puerto Rico Commonwealth Hwy Rev
                             Ser Q 6% 7/1/2020                           A                         1,000M                 988,750
                                                                                                                      -----------
                             Total                                                                                      2,603,538
                                                                                                                      ===========
Water and Sewer
10.66 %
                             Cape Girardeau MO Wtrwks Sys Rev
                             FGIC+ 6.40% 3/1/2012                      AAA                         1,150M               1,201,750

                             Kansas City MO Sewer Rev
                             6.40% 3/1/2010                             Aa                           730M                 763,763

                             Kansas City MO Sewer Rev
                             6.40% 3/1/2011                             Aa                           780M                 815,100

                             Kansas City MO Sewer Rev
                             6.40% 3/1/2012                             Aa                           755M                 788,975

                             Kansas City MO Wtr Rev
                             Ser C 6.40% 3/1/2012                       AA                         4,425M               4,624,125

                             Kansas City MO Wtr Rev
                             Ser D 7th Issue 6.65% 12/1/2013            AA                         2,800M               3,034,500

                             St Louis MO Wtr Rev
                             FGIC+ 6% 7/1/2014                         AAA                         2,750M               2,822,187
                                                                                                                      -----------
                             Total                                                                                     14,050,400
                                                                                                                      ===========
                            Total Municipal Bonds 98.36%
                            (Cost $124,373,452)                                                                       129,664,900
                                                                                                                      ===========

OTHER ASSETS, LESS LIABILITIES 1.64%
Cash and Receivables,
Net of Liabilities                                                                                                      2,158,047
                                                                                                                     ============
Net Assets
100.00%
                            (equivalent to $5.08 a share on
                            25,970,462 shares of $.001 par
                            value capital stock outstanding;
                            authorized, 40,000,000 shares)                                                           $131,822,947
                                                                                                                     ============
                            * Ratings have not been audited by Deloitte & Touche LLP.
                           ** This security has not been rated by an independent ratings service but is, in
                              Lord Abbett's opinion, of comparable quality.
                            + Insured or guaranteed by the indicated municipal bond insurance corporation or
                              Federal agency.
                           ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1995.
                              See page 1 for additional information.
                          +++ Income from these securities may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
HAWAII SERIES

                                                                     Rating*: S&P                 Principal           Market Value
                             Security                                  or Moody's                    Amount               (Note 1a)
                             --------                                ------------                 ---------           ------------
Prerefunded
33.98%
                             Hawaii St Dept Bdg & Fin/Pali Moni
                             Med Ctr 7.60% 7/1/2010                    AAA                        $   200M            $   234,250

                             Hawaii St Dept Bdg & Fin/Pali Moni
                             Med Ctr 7.65% 7/1/2019                    AAA                          1,000M              1,173,750

                             Hawaii St G.O. Ser B-R
                             6.90% 6/1/2002                           AAA                           1,000M              1,103,750

                             Hawaii St G.O. Ser B-R
                             7% 6/1/2009                              AAA                           1,000M             1,108,750

                             Hawaii St G.O. Ser B-R
                             7% 6/1/2010                             AAA                            2,430M             2,694,263

                             Hawaii St G.O. Ser B-S
                             7% 9/1/2003                            AAA                              500M                560,625

                             Hawaii St G.O. Ser B-S
                             7 1/8% 9/1/2009                        AAA                              700M                789,250

                             Honolulu HI City & Co
                             7.10% 6/1/2006                         AAA                            1,000M              1,118,750

                             Honolulu HI City & Co
                             G.O. Ser A 7.15% 6/1/2008              AAA                              500M                561,250

                             Honolulu HI City & Co
                             G.O. Ser B 7% 10/1/2005                AAA                            1,000M              1,090,000

                             Honolulu HI City & Co
                             G.O. Ser B 7% 10/1/2007                AAA                            1,500M              1,635,000

                             Honolulu HI City & Co
                             G.O. Ser B 7.10% 10/1/2009             AAA                              425M                464,313

                             Honolulu HI City & Co
                             G.O. Ser C 7.15% 6/1/2010              AAA                            1,000M              1,122,500

                             Honolulu HI City & Co
                             G.O. Ser D 6.90% 12/1/2010             AAA                              400M                449,000

                             Honolulu HI City & Co
                             Ser A 6.70% 8/1/2007                   AAA                            3,000M              3,356,250

                             Puerto Rico Commonwealth 7 5/8%
                             7/1/2010                               AAA                              375M                433,125

                             Puerto Rico Commonwealth 7.70%
                             7/1/2020                               AAA                            2,750M              3,186,563

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
HAWAII SERIES

                                                                                 Rating*: S&P      Principal       Market Value
                      Security                                                    or Moody's         Amount         (Note 1a)
                      --------                                                  ------------      ---------        ------------
                      Puerto Rico Commonwealth 6.80% 7/1/2021                              AAA     $ 1,000M         $ 1,140,000
                      Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                         AAA         200M             228,250
                      Puerto Rico Commonwealth Hwy Ser O 73/4% 7/1/2010                    AAA         525M             609,000
                      Puerto Rico Commonwealth Hwy Ser P 81/8% 7/1/2013                    AAA       1,475M           1,650,156
                      Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                AAA       1,200M           1,354,500
                      Puerto Rico Pub Bldg Auth Ser K 67/8% 7/1/2012                       AAA         450M             515,250
                      Puerto Rico Pub Bldg Auth Ser L 67/8% 7/1/2012                       AAA         350M             400,750
                      Virgin Islands Pub Fin Auth Ser A 7.30% 10/1/2018                    AAA       2,000M           2,277,500
                                                                                                                     ----------
                      Total                                                                                          29,256,795
                                                                                                                     ==========
General Obligation    Hawaii St Ser B-Z 6% 10/1/2010                                        AA         500M             532,500
State 8.44%           Hawaii St Ser B-Z 6% 10/1/2012                                        AA         500M             529,375
                      Hawaii St Ser C-J 61/4% 1/1/2015                                      AA       2,500M           2,581,250
                      Puerto Rico Commonwealth 6.45% 7/1/2017                                A         600M             624,000
                      Puerto Rico Commonwealth RIBS FSA+ 7.683% 7/1/2020++                 AAA       3,000M           3,003,750
                                                                                                                     ----------
                      Total                                                                                           7,270,875
                                                                                                                     ==========
General Obligation    Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                              AAA       1,780M           1,793,350
Local 3.30%           Honolulu HI City & Co FGIC+ 6% 12/1/2015                             AAA       1,000M           1,052,500
                                                                                                                     ----------
                      Total                                                                                           2,845,850
                                                                                                                     ==========
Education .33%        University of Hawaii Sys Rev Ser G AMBAC+ 5.45% 10/1/2006            AAA         275M             281,188
                                                                                                                     ==========
Health and Hospital   Hawaii St Dept Bdg & Fin/Queens Med Hosp FGIC+ 61/2% 7/1/2012        AAA         250M             257,188
5.21%                 Hawaii St Dept Bdg & Fin/St Francis Hosp CGIC+ 61/2% 7/1/2022        AAA       2,200M           2,290,750
                      Puerto Rico Ind Med & Environmental/St Luke Hosp 61/4% 6/1/2010        A       1,390M           1,402,162
                      Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs Ser A
                      MBIA+ 61/4% 7/1/2024                                                 AAA         150M             154,312
                      Puerto Rico Pub Bldg Auth Rev GTD Ser A AMBAC+ 51/2% 7/1/2021        AAA         400M             380,500
                                                                                                                     ----------
                      Total                                                                                           4,484,912
                                                                                                                     ==========
Housing               Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10% 7/1/2024        Aa         960M             987,600
1.23%                 Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022       AAA          70M              74,112
                                                                                                                     ----------
                      Total                                                                                           1,061,712
                                                                                                                     ==========
Industrial Revenue    Puerto Rico Ind Med & Environmental Lab Ser A 8% 9/1/2012              A       1,000M           1,110,000
Bonds 7.68%           Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014     Aa       1,500M           1,665,000
                      Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015                  AAA       4,000M           3,835,000
                                                                                                                     ----------
                      Total                                                                                           6,610,000
                                                                                                                     ==========
Power                 Hawaii St Dept Bdg & Fin Spcl Purp Mtge Rev Reg Linked Sav
20.76%                LINK AMT+++ 5.538% 12/15/2023                                        AAA      10,000M           9,300,000
                      Hawaii St Dept Bdg & Fin/HI Elec MBIA+ AMT+++ 6.55% 12/1/2022        AAA       1,000M           1,036,250
                      Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++ 6.60% 1/1/2025   AAA       2,750M           2,866,875
                      Hawaii St Dept Bdg & Fin/HI Elec Ser C MBIA+ AMT+++ 7 3/8% 12/1/2020 AAA       2,500M           2,765,625
                      Puerto Rico Elec Pwr Auth 7 1/8% 7/1/2014                              A         365M             397,850
                      Puerto Rico Elec Pwr Auth RIBS FSA+ 7.928% 7/1/2023++                AAA       1,500M           1,511,250
                                                                                                                     ----------
                      Total                                                                                          17,877,850
                                                                                                                     ==========
Transportation
12.26%

                      Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 7% 7/1/2018              AAA       2,125M           2,308,281
                      Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 7 1/2% 7/1/2020          AAA         250M             277,500
                      Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 6 3/4% 7/1/2021          AAA       2,745M           2,882,250
                      Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/2% 7/1/2012               AAA       1,000M           1,048,750
                      Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/4% 7/1/2015               AAA         500M             510,625
                      Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/2% 7/1/2019               AAA       1,350M           1,402,312

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
HAWAII SERIES

                                                                     Rating*: S&P            Principal             Market Value
                             Security                                 or Moody's                Amount                 (Note 1a)
                             --------                                -----------             ---------             ------------
                             Hawaii St Hbr Cap Imp Rev FGIC+
                             AMT+++ 6 3/8% 7/1/2024                      AAA                 $   500M                $  513,125
                             Puerto Rico Commonwealth Hwy
                             Ser R 6 3/4% 7/1/2005                        A                    1,000M                 1,083,750
                             Puerto Rico Commonwealth Hwy Ser
                             V 6 5/8% 7/1/2012                            A                      500M                   528,125
                                                                                                                    -----------
                             Total                                                                                   10,554,718
                                                                                                                    ===========
Water and Sewer 4.13%        Puerto Rico Commonwealth Aqu &
                             Sewer Ser A 7 7/8% 7/1/2017                  A                    3,200M                 3,552,000
                                                                                                                    ===========
                             Total Municipal Bonds 97.32%
                             (Cost $81,917,273)                                                                      83,795,900
                                                                                                                    ===========
OTHER ASSETS, LESS LIABILITIES 2.68%
Cash and Receivables,
Net of Liabilities                                                                                                    2,309,213
                                                                                                                    ===========
Net Assets 100.00%           (equivalent to $4.91 a share on
                             17,519,394 shares of $.001 par
                             value capital stock outstanding;
                             authorized, 40,000,000 shares)                                                         $86,105,113
                                                                                                                    ===========
                             * Ratings have not been audited by Deloitte & Touche LLP.
                             + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                               September 30, 1995. See page 1 for additional information.
                           +++ Income from these securities may be subject to the Alternative Minimum Tax.
                               See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS  September 30, 1995
--------------------------------------------------------------------------------
WASHINGTON SERIES

                                                                      Rating*: S&P            Principal              Market Value
                             Security                                  or Moody's               Amount                 (Note 1a)
                             --------                                -------------           ---------              ------------
Prerefunded 19.26%            Douglas Co WA Pub Util Dist No 1
                              Wells Hydroelec Ser A 8 3/4%
                              9/1/2018                                    AAA                 $   150M               $  200,063
                              King Co WA Sch Dist Ser A 6 3/4%
                              12/1/2008                                   AAA                   2,415M                2,656,500
                              Lewis Co WA Pub Util Dist No 1
                              Cowlitz Falls Hydroelec 7%
                              10/1/2022                                   AAA                     500M                  570,000
                              Seattle WA Muni Metro Ser T 6 7/8%
                              1/1/2014                                    AAA                     500M                  553,750
                              Seattle WA Muni Metro Ser T 6 7/8%
                              1/1/2031                                    AAA                     500M                  553,750
                              Tacoma WA Elec Sys Rev FGIC+ 7 3/8%
                              1/1/2009                                    AAA                     500M                  555,000
                              Washington St Pub Pwr Supply Ser B
                              FGIC+ 7 3/8% 7/1/2012                       AAA                   1,790M                2,036,125
                              Washington St Pub Pwr Supply Ser B
                              7 1/4% 7/1/2015                             AAA                   1,250M                1,401,563
                              Washington St Pub Pwr Supply Ser B
                              7 1/4% 7/1/2015                             AAA                   3,700M                4,148,625
                              Washington St Pub Pwr Supply Ser C
                              10 1/4% 7/1/2015                            AAA                     600M                  639,000
                              Washington St Pub Pwr Supply Ser C
                              8% 7/1/2017                                 AAA                     475M                  552,187
                              Washington St Pub Pwr Supply Sys
                              Nuclear Prjt No 2 Rev Ser A
                              7 1/2% 7/1/2004                             AAA                     400M                  457,000
                                                                                                                    -----------
                              Total                                                                                  14,323,563
                                                                                                                    ===========
General Obligation State
 1.35%                        Washington St Ser D 6% 9/1/2020             AA                    1,000M                1,003,750

General Obligation Local
 5.58%                        King Co WA Sch Dist No 415 Kent
                              AMBAC+ 7 1/2% 6/1/2008                     AAA                      500M                  603,125
                              King Co WA Sewer 6 1/4% 1/1/2035            AA                    2,000M                2,027,500
                              Mount Vernon WA AMBAC+ 6.85%
                              12/1/2014                                  AAA                    1,285M                1,403,862
                              Whatcom Co WA 5 3/4% 12/1/2012             A                        115M                  114,569
                                                                                                                    -----------
                              Total                                                                                   4,149,056
                                                                                                                    ===========
Education 1.61%               Eastern Washington Univ WA Rev
                              AMBAC+  5% 10/1/2018                        AAA                   1,045M                  927,438
                              Washington St Higher Ed Facs Auth
                              Rev CNLA 7% 10/1/2015                       AAA                     250M                  267,812
                                                                                                                    -----------
                              Total                                                                                   1,195,250
                                                                                                                    ===========

Housing 7.31%                 Skagit Co WA Hsg Auth Low Income Hsg
                              Assistance Coll GNMA+ 7% 6/20/2035          AAA                     750M                  792,187
                              Snohomish Co WA Hsg Auth Ser A AMT+++
                              6 1/2% 9/1/2015                              A                    1,520M                1,521,900
                              Washington St Hsg Fin Comm Sing Fam
                              Mtge Rev GNMA+ AMT+++ 7.05% 7/1/2022       AAA                    2,000M                2,097,500

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
WASHINGTON SERIES

                                                                                    Rating*: S&P       Principal        Market Value
                             Security                                                or Moody's          Amount           (Note 1a)
                             --------                                               ------------       ---------        ------------
                             Washington St Hsg Fin Comm Sing Fam Mtge Rev Ser A
                             GNMA+ AMT+++ 6.65% 7/1/2016                            AAA                $1,000M          $1,021,250
                                                                                                                        ----------
                             Total                                                                                       5,432,837
                                                                                                                        ==========
 Industrial Revenue Bonds
 1.35%                       Port Longview WA Ind Dev Corp Solid Waste Disp Rev
                             AMT+++ 6 7/8% 10/1/2008                                  A                500M                545,625
                             Puerto Rico Tel Auth Rev RIBS MBIA+ 6.743%
                             1/16/2015++                                            AAA                500M                461,875
                                                                                                                        ----------
                             Total                                                                                       1,007,500
                                                                                                                        ==========

Miscellaneous 2.81%          Pike Place Mkt Preservation Ser A 6.60% 12/1/2021       AA              2,000M              2,090,000
                                                                                                                        ==========
Power
41.11%
                             Douglas Co WA Pub Util Dist No 1 Wells
                             Hydroelec Ser A 8 3/4% 9/1/2018                          A                350M                440,562
                             Douglas Co WA Pub Util Dist No 1 Wells
                             Hydroelec Ser B
                             AMBAC+ 8 3/4% 9/1/2006                                  AAA              6,230M              7,491,575
                             Grant Co WA Pub Util Dist No 2 Wanapum
                             Hydroelec Rev Ser A 6 3/8% 1/1/2023                       A                630M                642,600
                             Mason Co WA Pub Util Dist 6.35% 1/1/2013                  A              1,040M              1,068,600
                             Puerto Rico Elec Pwr Auth RIBS FSA+ 7.928%
                             7/1/2023++                                              AAA              3,000M              3,022,500
                             Puerto Rico Elec Pwr Auth Rev LINK FSA+
                             5.929% 7/1/2023                                         AAA              1,000M              1,007,500
                             Tacoma WA Elec Sys Rev LINK AMBAC+ 6.513%
                             1/2/2015                                                AAA              9,000M              9,303,750
                             Washington St Pub Pwr Supply Sys Nuclear
                             Prjt No 2 Rev Reg FSA+ 5.40% 7/1/2012                   AAA              8,000M              7,590,000
                                                                                                                        -----------
                             Total                                                                                       30,567,087
                                                                                                                        ===========

Solid Waste .52%             Snohomish Co WA MBIA+ 7% 12/1/2010                      AAA                360M                386,100
                                                                                                                        ===========

Transportation
6.91%
                             Port Seattle WA Rev Ser B AMT+++ 7.60%
                             12/1/2009                                                AA                750M                846,562
                             Port Seattle WA Rev Ser B AMT+++ 6.70%
                             11/1/2010                                                AA                250M                265,625
                             Port Seattle WA Rev Ser AMBAC+AMT+++ 7.70%
                             12/1/2011                                               AAA              3,000M              3,397,500
                             Puerto Rico Commonwealth Hwy Ser W
                             5 1/4% 7/1/2020                                           A                700M                625,625
                                                                                                                          ---------
                             Total                                                                                        5,135,312
                                                                                                                          =========

Water and Sewer
11.49%
                             Pasco WA Wtr & Sewer Rev MBIA+ 6.40%
                             6/1/2014                                                AAA               865M                 907,169
                             Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                 A             1,000M               1,050,000
                             Seattle WA Drain & Wtr Sewer Util 7% 12/1/2011           AA               950M               1,040,250
                             Seattle WA Muni Metro AMBAC+ 5.45% 1/1/2020             AAA             1,000M                 930,000
                             Seattle WA Muni Metro Ser U FGIC+ 6.60%
                             1/1/2032                                                AAA             2,250M               2,314,688
                             Tacoma WA Wtr Rev 5 1/2% 12/1/2013                       Aa               750M                 755,625
                             Tukwila WA Wtr & Sewer Rev MBIA+ 6 5/8%
                             2/1/2015                                                AAA             1,370M               1,546,388
                                                                                                                         ----------
                             Total                                                                                        8,544,120
                                                                                                                         ==========
                             Total Municipal Bonds 99.30% (Cost $71,213,885)                                             73,834,575
                                                                                                                        ===========
OTHER ASSETS, LESS LIABILITIES 0.70%
Short-Term
Securities
                             Texas St Tax & Rev Anticipation Notes Ser
                             A 4 3/4% 8/30/1996                                     MIG1               355M                 357,634
                             University MO Prjt Notes 4 3/4% 6/28/1996              MIG1               375M                 377,468
                                                                                                                        -----------
                             Total (Cost $734,871)                                                                          735,102
                                                                                                                        ===========
Cash and Receivables,                                                                                                      (210,370)
                                                                                                                        -----------
Net of Liabilities          Total Other Assets, Less Liabilities                                                            524,732
                                                                                                                        ===========
Net Assets                  (equivalent to $4.91 a share on 15,131,351
100.00%                     shares of $.001 par value capital stock
                            outstanding; authorized, 40,000,000 shares)                                                 $74,359,307
                                                                                                                        ===========
                            * Ratings have not been audited by Deloitte & Touche LLP.
                            + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                           ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at
                              September 30, 1995. See page 1 for additional information.
                          +++ Income from these securities may be subject to the Alternative Minimum Tax.
                              See Notes to Financial Statements.

================================================================================
STATEMENT OF NET ASSETS September 30, 1995
--------------------------------------------------------------------------------
MINNESOTA SERIES


                                                                               Rating*: S&P      Principal     Market Value
                                  Security                                      or Moody's        Amount         (Note 1a)
                                  --------                                     -----------       ---------     ------------
Prerefunded                        Brainerd MN Health Care Facs/
37.50%                             Benedictine Health/St Joseph Prjt
                                   83/8% 2/15/2020                                AAA            $  775M       $  905,781
                                   Breckenridge MN Hosp Facs/Franciscan
                                   Sisters Healthcare Ser B-1 9 3/8%
                                   9/1/2017                                       AAA               350M          389,375
                                   Puerto Rico Commonwealth Hwy Ser P
                                   8 1/8% 7/1/2013                                AAA               150M          167,813
                                   Southern MN Muni Pwr Agy Ser A 9 1/2%
                                   1/1/2017                                       AAA               150M          155,063
                                                                                                                ---------
                                   Total                                                                        1,618,032
                                                                                                                =========
General Obligation
State 5.87%                        Minnesota St 5 1/4% 8/1/2014                    AA               265M          253,406
                                                                                                                =========
General Obligation                 Fairbault MN Indpt Sch Dist No 656 CGIC+
Local                              5 3/4% 6/1/2015                                AAA               100M          100,625
6.75%                              Minneapolis MN Spcl Sch Dist FGIC+ 5 3/8%
                                   2/1/2014                                       AAA               200M          190,750
                                                                                                                 --------
                                   Total                                                                          291,375
                                                                                                                 ========

Health and Hospital                Minneapolis & St Paul MN Hsg & Redev Auth
20.78%                             Health Care Sys AMBAC+ 5% 11/15/2013           AAA              255M           230,138
                                   Minneapolis & St Paul MN Hsg & Redev Auth
                                   Health Care Sys 6.90% 12/1/2022                  A              300M           318,375
                                   Minneapolis & St Paul MN Hsg & Redev Auth
                                   Health Care Sys Ser A CGIC+ 5.70% 8/15/2016    AAA              150M           147,750
                                   Rochester MN Health Care Reg Fixed ARS LINK
                                   6.026% 11/15/2015                               AA              200M           200,250
                                                                                                                  -------
                                   Total                                                                          896,513
                                                                                                                  =======

Housing                            Minnesota St Hsg Fin Agy AMT++ 6 3/4%
13.09%                             1/1/2026                                        AA              100M           103,125
                                   Minnesota St Hsg Fin Agy Ser B 7.10%
                                   2/1/2021                                         A              205M           207,562
                                   Minnesota St Hsg Fin Agy Ser D AMT++ 6.40%
                                   7/1/2015                                        AA              250M           254,063
                                                                                                                  -------
                                   Total                                                                          564,750
                                                                                                                  =======

Pollution Control                  Bass Brook MN Poll Ctrl Ref-Coll-MN Pwr & Lt
Revenue 4.51%                      Co Prjt 6% 7/1/2022                              A              200M           194,750
                                                                                                                =========
Water and Sewer                    Marshall MN Elec & Wtr Util 6.45% 7/1/2011     AAA              150M           158,437
6.11%                              Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser
                                   A 6 1/4% 3/1/2016                              AAA              100M           105,125
                                                                                                                ---------
                                   Total                                                                          263,562
                                                                                                                =========
                                   Total Municipal Bonds 94.61% (Cost $4,041,547)                               4,082,388
                                                                                                                =========
OTHER ASSETS, LESS LIABILITIES 5.39%
Cash and Receivables,
Net of Liabilities                                                                                                232,761
                                                                                                                =========

Net Assets                         (equivalent to $5.01 a share on 862,148 shares of
100.00%                            $.001 par value capital
                                   stock outstanding; authorized, 80,000,000 shares)                          $ 4,315,149
                                                                                                                =========

                                  * Ratings have not been audited by Deloitte & Touche LLP.
                                  + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                                 ++ Income from these securities may be subject to the Alternative Minimum Tax.
                                    See Notes to Financial Statements.

================================================================================
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                        For the Year Ended 9/30/95
                                      ----------------------------------------------------------------------------
                                            National        New York          Texas     New Jersey     Connecticut
Investment Income                             Series          Series         Series         Series          Series
                                      --------------    ------------   ------------   ------------     -----------
Income
Interest                              $   43,425,507    $ 21,922,532   $  6,527,510   $ 12,032,942     $ 6,839,476
Expenses (Note 2)
Management fee                             3,174,906       1,645,366        500,416        933,520         542,390
Management fee waived                              -               -       (249,916)      (283,466)       (480,744)
12b-1 distribution plan                    1,534,899         772,287        245,411        486,294         271,196
Shareholder servicing                        355,000         185,000         72,000        120,000          56,000
Registration                                  12,000               -          6,000            500           6,000
Reports to shareholders                       38,000          18,000          6,000         18,000           7,500
Audit and tax                                 71,500          40,000         14,500         31,700          19,500
Legal                                         14,000           7,600          1,200          5,500           1,800
Directors' fees                               27,400          15,000            900          5,900           2,500
Organization (Note 1e)                             -               -              -          3,648           3,168
Other                                         66,308          17,092         23,335         15,880          20,551
Expenses assumed
by Lord, Abbett & Co.                              -               -              -              -               -
Net expenses                               5,294,013       2,700,345        619,846      1,337,476         449,861
Net investment income                     38,131,494      19,222,187      5,907,664     10,695,466       6,389,615

Net Realized and Unrealized Gain
(Loss) on Investments (Note 6)
Net realized gain (loss) from
security transactions
Proceeds from sales                    1,739,542,743     361,537,890    157,198,632    258,649,934      57,838,617
Cost of securities sold                1,744,039,337     368,385,053    157,025,022    259,400,204      58,701,708
Net realized gain (loss)                  (4,496,594)     (6,847,163)       173,610       (750,270)       (863,091)
Net unrealized appreciation
(depreciation) of investments
Beginning of period                      (13,757,037)     (1,065,205)    (2,084,740)    (1,447,630)     (3,091,394)
End of period                             12,675,003      14,905,951      2,212,397      6,416,754       2,439,516
Net unrealized appreciation               26,432,040      15,971,156      4,297,137      7,864,384       5,530,910
Net realized and unrealized gain
on investments                            21,935,446       9,123,993      4,470,747      7,114,114       4,667,819
Net Increase in Net Assets Resulting
from Operations                       $   60,066,940    $ 28,346,180   $ 10,378,411   $ 17,809,580    $ 11,057,434


                                                                                      For the Period
                                                                                            12/27/94
                                                                                       (Commencement
                                                                                       of Operations
                                                         For the Year Ended 9/30/95       to 9/30/95
                                         ------------------------------------------   --------------
                                            Missouri          Hawaii     Washington        Minnesota
Investment Income                             Series          Series         Series           Series
                                         -----------    ------------   ------------   --------------
Income
Interest                                 $ 7,932,995      $5,437,225     $4,697,729        $ 112,411
Expenses (Note 2)
Management fee                               625,187         430,143        368,444            9,540
Management fee waived                       (188,122)       (256,798)      (109,631)          (9,540)
12b-1 distribution plan                      303,291         234,262              -                -
Shareholder servicing                        125,000          33,000         70,000            3,200
Registration                                     500             500          6,000            2,000
Reports to shareholders                        7,750           9,500          6,500            2,000
Audit and tax                                 20,700          19,700         19,200            5,500
Legal                                          1,800           3,000          2,200              250
Directors' fees                                4,200           2,150          2,300              250
Organization (Note 1e)                         1,692             900          5,724            1,035
Other                                         22,752          19,187         23,495            1,400
Expenses assumed
by Lord, Abbett & Co.                              -               -              -          (15,635)
Net expenses                                 924,750         495,544        394,232                -
Net investment income                      7,008,245       4,941,681      4,303,497          112,411
Net Realized and Unrealized Gain
(Loss) on Investments (Note 6)
Net realized gain (loss) from
security transactions
Proceeds from sales                       85,472,075      72,825,077     93,284,314        3,168,411
Cost of securities sold                   88,137,376      75,091,291     95,386,486        3,127,021
Net realized gain (loss)                  (2,665,301)     (2,266,214)    (2,102,172)          41,390
Net unrealized appreciation
(depreciation) of investments
Beginning of period                       (2,528,771)     (3,654,705)    (2,224,984)               -
End of period                              5,291,448       1,878,627      2,620,921           40,841
Net unrealized appreciation                7,820,219       5,533,332      4,845,905           40,841
Net realized and unrealized gain
on investments                             5,154,918       3,267,118      2,743,733           82,231
                                                                                         -----------
Net Increase in Net Assets Resulting
 from Operations                        $ 12,163,163     $ 8,208,799    $ 7,047,230      $   194,642
                                                                                         ===========

See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                              For the Year Ended 9/30/95                       Year Ended 9/30/94
                                      -------------------------------------------     -----------------------------------------
                                          National        New York          Texas         National       New York         Texas
Increase (Decrease) in Net Assets           Series          Series         Series           Series         Series        Series
Operations  Net investment income    $  38,131,494    $ 19,222,187   $  5,907,664     $ 39,800,670   $ 20,801,208   $ 6,424,404
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Net realized gain (loss)
            from security
            transactions                (4,496,594)     (6,847,163)       173,610      (15,259,353)   (11,962,835)     (266,516)
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Net unrealized
            appreciation
            (depreciation)
            of investments              26,432,040      15,971,156      4,297,137      (65,253,454)   (32,300,490)  (11,253,087)
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Net increase (decrease)
            in net assets resulting
            from operations             60,066,940      28,346,180     10,378,411      (40,712,137)   (23,462,117)   (5,095,199)
                                     -------------    ------------   ------------     ------------   ------------  ------------
Distributions to shareholders from
            Net investment income      (38,145,154)    (19,378,819)    (5,809,683)     (40,073,629)   (20,788,545)   (6,437,223)
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Net realized gain from
            security transactions               -               -              -       (25,470,289)   (11,442,158)   (1,504,645)
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Total distributions        (38,145,154)    (19,378,819)    (5,809,683)     (65,543,918)   (32,230,703)   (7,941,868)
                                     -------------    ------------   ------------     ------------   ------------  ------------

Capital share transactions (Note 4)
            Net proceeds from sales
            of shares                   70,991,645      34,159,185      7,991,552       97,045,511     43,572,278    18,132,364
                                      -------------    ------------   ------------     ------------   ------------ ------------
            Net asset value of
            shares issued to
            shareholders
            in reinvestment of
            net investment income
            and realized gain from
            security transactions       20,425,516      11,332,845      2,885,936       38,761,464     19,920,756     4,061,906
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Total                       91,417,161      45,492,030     10,877,488      135,806,975     63,493,034    22,194,270
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Cost of shares
            reacquired                (125,019,799)    (61,380,990)   (18,977,324)     (76,583,576)   (45,716,920)  (14,553,753)
                                     -------------    ------------   ------------     ------------   ------------  ------------
            Increase (decrease) in
            net assets derived
            from capital share
            transactions               (33,602,638)    (15,888,960)    (8,099,836)      59,223,399     17,776,114     7,640,517
                                     -------------    ------------   ------------     ------------   ------------  ------------
Total decrease in net assets           (11,680,852)     (6,921,599)    (3,531,108)     (47,032,656)   (37,916,706)   (5,396,550)
Net Assets
                                     =============    ============   ============     ============   ============  ============
            Beginning of year          662,380,327     338,539,248    103,835,574      709,412,983    376,455,954   109,232,124
                                                                                                                   ------------
            End of year+              $650,699,475    $331,617,649   $100,304,466     $662,380,327   $338,539,248  $103,835,574
                                                                                                                   ============

+ Includes overdistributed net investment income of $1,881,464, $1,068,896 and $96,922, respectively, at September 30, 1995 and overdistributed net investment income of $1,867,804, $912,264 and $194,903, respectively, at September 30,1994.
See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                      For the Period
                                                                                                                        12/27/95
                                                                                                                     (Commencement
                                                                                                                      of Operations)
                                                                                           For the Year Ended 9/30/95   to 9/30/95
                                         ---------------------------------------------------------------------------- --------------
                                         New Jersey         Connecticut     Missouri        Hawaii         Washington     Minnesota
Increase (Decrease) in Net Assets        Series             Series          Series          Series         Series         Series
---------------------------------------- ---------------------------------------------------------------------------- --------------

Operations  Net income invested          $  10,695,466   $ 6,389,615    $  7,008,245   $  4,941,681   $  4,303,497     $  112,411
  Net realized gain (loss) from               (750,270)     (863,091)     (2,665,301)    (2,266,214)    (2,102,172)        41,390
  security transactions
  Net unrealized appreciation                7,864,384     5,530,910       7,820,219      5,533,332      4,845,905         40,841
  of investments
  Net increase in net assets resulting
  from operations                           17,809,580    11,057,434      12,163,163      8,208,799      7,047,230        194,642
Distributions to shareholders from
   Net investment income                   (10,767,877)   (6,378,895)     (7,134,709)    (5,058,302)    (4,454,972)      (111,440)
Capital share transactions (Note 4)
   Net proceeds from sales of shares        37,494,837    21,140,560      18,499,072      9,444,574      4,847,026      4,366,457
   Net asset value of shares issued to
   shareholdersin reinvestment of net
   investment income and realized gain
   from security transactions                5,789,415     3,020,814       3,919,019      2,109,022      2,352,040         67,117
   Total                                    43,284,252    24,161,374      22,418,091     11,553,596      7,199,066      4,433,574
   Cost of shares reacquired               (42,993,555)  (17,022,919)    (15,313,492)   (21,570,981)   (14,285,705)      (202,627)
   Increase (decrease) in net assets
   derived from capital share transactions     290,697      7,138,455      7,104,599    (10,017,385)    (7,086,639)     4,230,947
Total increase (decrease) in net assets     7 ,332,400     11,816,994     12,133,053     (6,866,888)    (4,494,381)     4,314,149
Net Assets
  Beginning of period                      184,229,687    101,619,202    119,689,894     92,972,001     78,853,688          1,000
                                                                                                                     ------------
  End of period+                         $ 191,562,087   $113,436,196   $131,822,947   $ 86,105,113   $ 74,359,307   $  4,315,149
                                                                                                                     ============

+ Includes (overdistributed) undistributed net investment income of $(216,835), $(268,531),$(325,387), $(304,239), $(109,770)and $971, respectively, for the period ended September 30, 1995.
   See Notes to Financial Statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                              Year Ended 9/30/94
                                                         ---------------------------------------------------------------------------
Increase (Decrease) in                                    New Jersey      Connecticut     Missouri         Hawaii        Washington
 Net Assets                                                   Series           Series       Series         Series            Series
-------------------------------------------------------  -----------      -----------     --------         ------         ----------
Operations              Net investment income            $ 10,820,795   $  5,819,564   $  6,539,831    $ 5,477,269     $ 4,834,029

                        Net realized loss from
                        security transactions              (3,826,489)    (1,602,822)    (2,796,757)      (821,739)     (2,257,881)

                        Net unrealized depreciation
                        of investments                    (14,699,515)    (9,813,447)   (10,133,472)   (10,048,115)     (7,445,006)

                        Net decrease in net assets
                        resulting from operations          (7,705,209)    (5,596,705)    (6,390,398)    (5,392,585)     (4,868,858)
Distributions to
shareholders from
                        Net investment income             (10,935,474)    (6,035,780)    (6,666,054)    (5,448,147)     (4,763,181)

                        Net realized gain from
                        security transactions              (3,073,699)    (1,383,528)    (1,193,677)      (813,711)       (699,466)

                        Total distributions               (14,009,173)    (7,419,308)    (7,859,731)    (6,261,858)     (5,462,647)

Capital share
transactions
(Note 4)
                        Net proceeds from sales
                        of shares                          49,131,677     34,728,051     32,915,805     17,819,078      17,475,210

                        Net asset value of shares
                        issued to shareholders in
                        reinvestment of net
                        investment income and realized
                        gain from security transactions     7,845,477      3,579,297      4,430,504      2,745,623       2,682,763

                        Total                              56,977,154     38,307,348     37,346,309     20,564,701      20,157,973

                        Cost of shares reacquired         (29,799,791)   (16,691,968)   (10,884,365)    (8,821,275)     (8,296,424)

                        Increase in net assets derived
                        from capital share transactions    27,177,363     21,615,380     26,461,944      11,743,426      11,861,549
Total increase in net
assets                                                      5,462,981      8,599,367     12,211,815          88,983       1,530,044

Net Assets
                        Beginning of year                 178,766,706     93,019,835    107,478,079      92,883,018      77,323,644
                                                                                                                        -----------
                        End of year+                     $184,229,687   $101,619,202   $119,689,894     $92,972,001     $78,853,688
                                                                                                                        ===========

+Includes overdistributed net investment income of $144,424, $279,251, $198,923, $187,618 and undistributed net investment income of $41,705, respectively, for the year ended September 30, 1994. See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
National Series


                                                                                                                    Year Ended
                                                                               Year Ended 9/30,    Six Months             3/31,
                                            ---------------------------------------------------         Ended       -----------
Per Share Operating Performance:            1995           1994           1993            1992        9/30/91          1991
--------------------------------            ----           ----           ----            ----        -------          ----
Net asset value, beginning
of period                             $   10.62        $ 12.37         $ 11.72         $ 11.31       $ 11.05         $ 10.86

      Income (loss) from investment
      operations

      Net investment income                .626           .657            .695            .700          .359            .743
      Net realized and unrealized
      gain (loss) on investments           .382        (1.3124)          .9255           .4795          .293           .2225
                                                                                                                     -------
      Total from investment
       operations                         1.008         (.6554)         1.6205          1.1795          .652           .9655
                                                                                                                     -------
Distributions

       Dividends from net investment
       income                             (.628)        (.6596)          (.693)          (.717)        (.362)          (.738)

       Distributions from net
       realized gain                          -          (.435)         (.2775)         (.0525)         (.03)         (.0375)
                                                                                                                     -------
Net asset value, end of period         $  11.00        $ 10.62         $ 12.37         $ 11.72       $ 11.31         $ 11.05
                                                                                                                     =======
Total Return*                             9.84%          (5.64)%         14.57%          10.78%         6.01%+          9.21%
                                                                                                                     =======

Ratios/Supplemental Data:

       Net assets, end of period
      (000)                           $650,699        $662,380        $709,413        $546,768      $396,221        $340,476

       Ratios to Average Net
       Assets:

       Expenses                           0.82%           0.86%           0.87%           0.83%         0.43%+          0.75%

       Net investment income              5.92%           5.76%           5.79%           6.00%         3.20%+          6.79%

Portfolio turnover rate                 225.39%         184.07%          138.06%         87.56%         18.77%         57.71%
                                                                                                                     =======

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
New York Series

                                                                                                                       Year Ended
                                                                                          Year Ended 9/30,  Six Months      3/31,
                                                               -------------------------------------------       Ended   --------
Per Share Operating Performance:                                   1995        1994       1993       1992      9/30/91       1991
-------------------------------------------------------------- -------------------------------------------  ---------------------
Net asset value, beginning of period                           $  10.54    $  12.27   $  11.60   $  11.26    $  10.89    $  10.78
  Income (loss) from investment operations
    Net investment income                                           .610        .649       .682       .691        .366        .741
    Net realized and unrealized
    gain (loss) on investments                                      .316     (1.3665)      .874       .458        .407        .179
                                                                                                                          --------
    Total from investment operations                                .926      (.7175)     1.556      1.149        .773         .92
                                                                                                                          ========
  Distributions
    Dividends from net investment income                           (.616)     (.6475)     (.681)     (.709)      (.368)      (.750)
    Distributions from net realized gain                             -         (.365)     (.205)      (.10)      (.035)       (.06)
                                                                                                                          --------
Net asset value, end of period                                 $  10.85     $  10.54   $  12.27   $  11.60    $  11.26    $  10.89
                                                                                                                          ========
Total Return*                                                      9.12%      ( 6.21)%    13.95%     10.69%       7.24%+      8.87%
                                                                                                                          ========
Ratios/Supplemental Data:
    Net assets, end of period (000)                            $331,618     $338,539   $376,456   $306,447    $230,014    $201,132
                                                                                                                          --------
  Ratios to Average Net Assets:
    Expenses                                                       0.82%        0.83%      0.85%      0.81%       0.37%+      0.76%
    Net investment income                                          5.83%        5.72%      5.72%      5.98%     3.29%+        6.83%
  Portfolio turnover rate                                        105.62%      149.13%    101.59%    146.68%      51.79%      39.84%
                                                                                                                          ========

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Texas Series

                                                                                                                       Year Ended
                                                                                          Year Ended 9/30,  Six Months      3/31,
                                                               -------------------------------------------       Ended   --------
Per Share Operating Performance:                                   1995        1994       1993       1992      9/30/91       1991
-------------------------------------------------------------- -------------------------------------------  ---------------------
Net asset value, beginning of period                           $   9.59    $  10.82   $  10.28   $   9.94    $   9.64    $   9.41
  Income (loss) from investment operations
    Net investment income                                           .571        .604       .624       .611        .317        .658
    Net realized and unrealized
    gain (loss) on investments                                      .452      (1.0802)     .7135      .4155       .309        .227
                                                                                                                         ---------
    Total from investment operations                               1.023       (.4762)    1.3375     1.0265       .626        .885
                                                                                                                         =========
  Distributions
    Dividends from net investment income                           (.563)      (.6038)    (.615)     (.629)      (.326)      (.655)
    Distributions from net realized gain                             -         (.15)      (.1825)    (.0575)       -           -
                                                                                                                         ---------
Net asset value, end of period                                 $  10.05    $   9.59   $  10.82   $  10.28    $   9.94    $   9.64
                                                                                                                         =========
Total Return*                                                     11.14%      (4.60)%    13.64%     10.68%       6.59%+      9.74%
                                                                                                                         =========
Ratios/Supplemental Data:
    Net assets, end of period (000)                            $100,304    $103,836   $109,232   $ 90,205    $ 66,746    $ 30,529
  Ratios to Average Net Assets:
    Expenses, including waiver                                     0.62%       0.50%      0.57%      0.60%       0.25%+      0.40%
    Expenses, excluding waiver                                     0.87%       0.87%      0.97%      1.00%       0.45%+      0.84%
    Net investment income                                          5.90%       5.97%      5.96%      5.96%       3.09%+      6.91%
                                                                                                                         ---------
  Portfolio turnover rate                                        108.00%      96.79%     58.10%    123.33%      50.19%      50.52%
                                                                                                                         =========

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
New Jersey Series

                                                                                                                   For the Period
                                                                                                                           1/2/91
                                                                                    Year Ended 9/30,   Six Months   (Commencement
                                            --------------------------------------------------------        Ended  of Operations)
Per Share Operating Performance:               1995            1994           1993              1992      9/30/91     to 3/31/91
------------------------------------------- --------------------------------------------------------   -------------------------
Net asset value, beginning of period        $   4.95        $   5.55       $   5.14         $   4.97     $   4.81      $  4.76
  Income (loss) from investment operations
    Net investment income                       .287            .300           .318             .320         .167          .083
    Net realized and unrealized
    gain (loss) on investments                  .192           (.507)          .439             .185         .165          .051
                                                                                                                       --------
    Total from investment operations            .479           (.207)          .757             .505         .332          .134
                                                                                                                       ========
  Distributions
    Dividends from net investment income       (.289)          (.303)         (.307)           (.325)       (.172)        (.084)
    Distributions from net realized gain           -            (.09)          (.04)            (.01)           -             -
                                                                                                                       --------
Net asset value, end of period              $   5.14        $   4.95       $   5.55         $   5.14     $   4.97      $   4.81
                                                                                                                       ========
Total Return*                                   9.98%          (3.91)%        15.26%           10.51%        7.01%+        2.77%+
                                                                                                                       ========
Ratios/Supplemental Data:
    Net assets, end of period (000)         $191,562        $184,230       $178,767         $118,386     $ 59,463      $ 23,203
                                                                                                                       --------
  Ratios to Average Net Assets:
    Expenses, including waiver                  0.72%           0.51%          0.35%            0.19%        0.00%+        0.00%+
    Expenses, excluding waiver                  0.87%           0.83%          0.83%            0.73%        0.38%+        0.28%+
    Net investment income                       5.73%           5.76%          5.88%            6.09%        3.23%+        1.42%+
                                                                                                                       --------
  Portfolio turnover rate                     133.11%          75.62%         88.29%           54.63%       49.33%         6.51%
                                                                                                                       ========

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.


================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Connecticut Series

                                                                                                       For the Period
                                                                                                               4/1/91
                                                                                    Year Ended 9/30,    (Commencement
                                            --------------------------------------------------------   of Operations)
Per Share Operating Performance:               1995            1994           1993              1992      to 3/31/91
------------------------------------------- --------------------------------------------------------   -------------
Net asset value, beginning of period        $   9.71        $  11.01       $  10.16         $   9.86        $   9.525
  Income (loss) from investment operations
    Net investment income                        .579            .585           .612             .617            .313
    Net realized and unrealized gain (loss)
    on investments                               .407          (1.1287)         .906             .311            .335
                                                                                                            ---------
    Total from investment operations             .986           (.5437)        1.518             .928            .648
                                                                                                            =========
Distributions
    Dividends from net investment income         (.576)          (.6038)        (.608)           (.628)         (.313)
    Distributions from net realized gain           -             (.1525)        (.06)              -               -
                                                                                                            ---------
Net asset value, end of period               $  10.12       $   9.71       $  11.01         $  10.16        $   9.860
                                                                                                            =========
Total Return*                                   10.52%         (5.13)%        15.48%            9.69%           6.91%+
                                                                                                            =========
Ratios/Supplemental Data:
    Net assets, end of period (000)          $113,436       $101,619       $ 93,020         $ 58,880        $ 21,895
                                                                                                            ---------
  Ratios to Average Net Assets:
    Expenses, including waiver                   0.41%          0.49%          0.44%            0.20%           0.00%+
    Expenses, excluding waiver                   0.86%          0.86%          0.91%            0.74%           0.40%+
    Net investment income                        5.89%          5.67%          5.60%            5.96%           3.00%+
                                                                                                            ---------
  Portfolio turnover rate                       54.19%         97.42%         45.81%           54.90%           2.15%
                                                                                                            =========

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Missouri Series


                                                                                                                      For the Period
                                                                                                                         5/31/91
                                                                                                     Year Ended 9/30, (Commencement
                                                         ------------------------------------------------------------ of Operations)
Per Share Operating Performance:                             1995               1994            1993             1992  to 9/30/91
-------------------------------------------------------- ------------------------------------------------------------ ------------
Net asset value, beginning of period                     $   4.88          $    5.51        $   5.14          $  4.91     $ 4.762
  Income (loss) from investment operations
        Net investment income                                 .277               .2926           .305             .310       .106
        Net realized and unrealized gain (loss)
        on investments                                        .204              (.5681)          .381             .236       .150
                                                                                                                         --------
        Total from investment operations                      .481              (.2755)          .686             .546       .256
                                                                                                                         ========
  Distributions
        Dividends from net investment income                 (.281)             (.297)          (.301)           (.316)     (.108)
        Distributions from net realized gain                   -                (.0575)         (.015)              -           -
                                                                                                                         --------
Net asset value, end of period                           $   5.08          $    4.88        $   5.51          $  5.14     $ 4.910
                                                                                                                         ========
Total Return*                                               10.21%             (5.22)%         13.80%           11.47%      5.46%+
                                                                                                                         ========
Ratios/Supplemental Data:
        Net assets, end of period (000)                  $131,823          $ 119,690        $107,478          $65,812    $24,230
                                                                                                                         -------
  Ratios to Average Net Assets:
        Expenses, including waiver                           0.74%              0.60%           0.48%            0.26%      0.00%+
        Expenses, excluding waiver                           0.89%              0.91%           0.92%            0.79%      0.37%+
        Net investment income                                5.61%              5.60%           5.66%            5.94%      1.81%+
                                                                                                                         -------
  Portfolio turnover rate                                   58.17%             50.59%          56.20%           44.19%      0.00%
                                                                                                                         =======

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Hawaii Series

                                                                                                                     For the Period
                                                                                                                       10/28/91
                                                                                                                     (Commencement
                                                                                                   Year Ended 9/30,  of Operations)
Per Share Operating Performance:                                         1995            1994            1993        to 9/30/92
--------------------------------------------------------------------- -------------------------------------------------------------
Net asset value, beginning of period                                  $   4.72         $    5.34        $   4.89          $  4.76
  Income (loss) from investment operations
        Net investment income                                              .271              .2918           .297             .281
        Net realized and unrealized gain (loss) on investments             .198             (.578)           .454             .138
                                                                                                                          --------
        Total from investment operations                                   .469             (.2862)          .751             .419
                                                                                                                          ========
  Distributions
        Dividends from net investment income                              (.279)            (.2888)         (.301)           (.289)
        Distribution from net realized gain                                   -             (.045)             -                -
                                                                                                                          --------
Net asset value, end of period                                        $   4.91          $   4.72        $   5.34          $  4.89
                                                                                                                          ========
Total Return*                                                            10.30%            (5.54)%         15.85%            9.06%+
                                                                                                                          ========
Ratios/Supplemental Data:
        Net assets, end of period (000)                                $86,105           $ 92,972       $ 92,883          $47,031
                                                                                                                          --------
  Ratios to Average Net Assets:
        Expenses, including waiver                                        0.58%             0.41%           0.40%            0.00%+
        Expenses, excluding waiver                                        0.87%             0.87%           0.90%            0.74%+
        Net investment income                                             5.74%             5.80%           5.62%            5.96%+
                                                                                                                          --------
  Portfolio turnover rate                                                70.64%            66.04%          34.49%           53.24%
                                                                                                                          ========

*Total return does not consider the effects of
 sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Washington Series
Minnesota Series

                                                                                      Washington Series  Minnesota Series
                                            -----------------------------------------------------------  ----------------
                                                                                         For the Period    For the Period
                                                                                                4/15/92          12/27/94
                                                                     Year Ended 9/30,     (Commencement     (Commencement
                                            -----------------------------------------    of Operations)    of Operations)
Per Share Operating Performance:                 1995           1994            1993         to 9/30/92        to 9/30/95
------------------------------------------- -----------------------------------------  ----------------  ----------------
Net asset value, beginning of period           $  4.72        $  5.35         $  4.92          $   4.76          $   4.76
                                                                                                                 --------
  Income (loss) from investment operations
    Net investment income                          .277           .2976           .304              .140              .230
    Net realized and unrealized gain (loss)
    on investments                                 .200          (.5895)          .427              .165              .249
                                                                                                                 ---------
    Total from investment operations               .477          (.2919)          .731              .305              .479
                                                                                                                 =========
  Distributions
    Dividends from net investment income          (.287)         (.2931)         (.301)            (.145)            (.229)
    Distribution from net realized gain             -            (.045)            -                 -                 -
                                                                                                                 ---------
Net asset value, end of period                 $  4.91         $  4.72        $  5.35          $   4.92          $   5.01
                                                                                                                 =========
Total Return*                                    10.48%          (5.65)%        15.32%             6.47%+           10.22%+
                                                                                                                 ========
Ratios/Supplemental Data:
    Net assets, end of period (000)            $74,359        $78,854         $77,324           $42,627            $4,315
                                                                                                                 --------
  Ratios to Average Net Assets:
    Expenses, including waiver                    0.53%          0.29%           0.30%             0.00%+            0.00%+
    Expenses, excluding waiver                    0.68%          0.67%           0.80%             0.38%+            0.64%+
    Net investment income                         5.84%          5.93%           5.86%             2.58%+            4.58%+
                                                                                                                 --------
  Portfolio turnover rate                        92.85%        137.74%          85.45%            37.23%           121.41%
                                                                                                                 ========

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Company is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective December 22, 1994, the Minnesota Series was added to the Fund, and the Company received an initial capital contribution of $1,000 and issued 210 shares to the partners of Lord, Abbett & Co. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis.

(d) Dividends from net investment income are declared daily and paid monthly.

(e) The organization expenses of the New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series and Minnesota Series are being amortized evenly over a period of five years from their respective commencements of operations.

2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has a management agreement with Lord, Abbett & Co. Pursuant to the agreement, Lord, Abbett & Co. supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 1/2 of 1%. Lord, Abbett & Co. may voluntarily pay or reimburse any Series for certain of its other expenses. Any such other expenses paid or reimbursed for the Hawaii and Washington Series are subject to repayment by the respective Series pursuant to a formula based on the expense ratio of that Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of September 30, 1993, all such amounts were accrued for the Hawaii and Washington Series. As of September 30, 1995, no additional amounts were accrued. From December 22, 1994 to September 30, 1995, Lord, Abbett & Co. waived the Minnesota Series' management fee of $9,540 and assumed $15,635 of other expenses. Lord, Abbett & Co. received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:


               Lord, Abbett & Co.  Distributors'
Series                Commissions    Concessions
               ------------------  -------------
National                 $148,596       $971,678
New York                   63,196        468,133
Texas                      23,284        155,959
New Jersey                 98,066        670,456
Connecticut                48,596        327,416
Missouri                   72,983        477,015
Hawaii                     29,276        203,353
Washington                 23,101        145,376
Minnesota                  10,113        180,315

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Company adopted a separate Rule 12b-1 Plan which became effective June 1, 1990 for each of the National, New York and Texas Series, and which provides for the payment of (1) an annual fee for services (payable quarterly) of .15% of the average daily net asset value of the Company's shares sold by dealers prior to that date and .25% of the average daily net asset value of such shares sold on and after that date, and (2) a one-time 1% sales distribution fee, at the time of sale, on such shares sold at net asset value of $1 million or more. Separate Rule 12b-1 Plans have been approved for each of the New Jersey, Connecticut, Missouri, Hawaii, Washington and Minnesota Series. Each Series' initial and public shareholders approved its Plan, except for the Washington and Minnesota Series' Plans which have initial shareholders' approval. Each Plan has become effective except for the Washington and Minnesota Series which will go into effect on the first day (the "effective date") of the calendar quarter subsequent to each Series' net assets reaching $100 million. Each Plan provides for the payment of (1) an annual service fee (payable quarterly) of (a) in the case of the Connecticut and Missouri Series, .25% of the average daily net asset value of shares sold by broker-dealers from commencement of each Series' public offering, and (b) in the case of the Hawaii, New Jersey, Washington and Minnesota Series, .15% of the average daily net asset value of such shares sold prior to each Series' effective date and .25% of the average daily net asset value of such shares sold on or after that date, and (2) a one-time 1% sales distribution fee, at the time of sale, on such shares sold on or after the Plan's effective date at net asset value of $1 million or more. Certain of the Company's officers and directors have an interest in Lord, Abbett & Co.

3. DISTRIBUTIONS
Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from security transactions, if any, will be distributed to shareholders in December 1995. At September 30, 1995, the accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(19,794,291) for the National Series, $(18,755,680) for the New York Series, $(107,214) for the Texas Series, $(4,730,802) for the New Jersey Series, $(2,551,007) for the Connecticut Series, $(5,603,014) for the Missouri Series, $(3,102,089) for the Hawaii Series, $(4,385,011) for the Washington Series and $41,390 for the Minnesota Series. The losses expire in 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value of the Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS Transactions in shares of capital stock were as follows:

                                                               Year Ended 9/30/95                                 Year Ended 9/30/94
                                -------------------------------------------------   ------------------------------------------------
                                  National     New York        Texas   New Jersey     National     New York       Texas   New Jersey
                                    Series       Series       Series       Series       Series       Series      Series       Series
                                 ---------    ---------   ----------   ----------   ----------   ----------  ----------  -----------
Sales of shares                  6,777,988    3,314,242      834,676    7,613,373    8,460,951    3,769,712   1,772,757   9,284,688
                                                                                                                         ----------
Shares issued to shareholders
in reinvestment of net
investment income and realized
gain from security transactions  1,917,292    1,077,774      297,890    1,161,742    3,352,904    1,731,651     395,615   1,487,941
                                                                                                                         ----------
Total                            8,695,280    4,392,016    1,132,566    8,775,115   11,813,855    5,501,363   2,168,372  10,772,629
                                                                                                                         ----------
Shares reacquired              (11,882,872)  (5,937,848)  (1,983,550)  (8,753,334)  (6,793,428)  (4,053,755) (1,433,403) (5,753,941)
                                                                                                                         ----------
Increase (decrease) in
 shares                         (3,187,592)  (1,545,832)    (850,984)      21,781    5,020,427    1,447,608     734,969   5,018,688
                                                                                                                         ----------

                                                                                                                 For the
                                                                                                                  Period
                                                                                                                12/27/94
                                                                                                           (Commencement
                                                                                                          of Operations)
                                                                                     Year Ended 9/30/95       to 9/30/95
                                                -------------------------------------------------------   --------------
                                                Connecticut      Missouri        Hawaii      Washington        Minnesota
                                                     Series        Series        Series          Series           Series
                                                -----------    ----------    ----------      ----------   --------------
Sales of shares                                   2,208,179     3,777,825     2,008,926       1,016,217          888,992
Shares issued to shareholders in
reinvestment of net investment income and
realized gain from security transactions            309,088       798,404       445,406         496,267           13,479
Total                                             2,517,267     4,576,229     2,454,332       1,512,484          902,471
Shares reacquired                                (1,776,654)   (3,138,331)   (4,635,494)     (3,072,443)         (40,533)
Increase (decrease) in shares                       740,613     1,437,898    (2,181,162)     (1,559,959)         861,938

                                                                                     Year Ended 9/30/94
                                                -------------------------------------------------------
                                                Connecticut      Missouri        Hawaii      Washington
                                                     Series        Series        Series          Series
                                                -----------    ----------    ----------      ----------
Sales of shares                                   3,303,066     6,265,978     3,519,234       3,401,499
                                                                                             ----------
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions                               345,225       844,562       544,401         532,182
                                                                                             ----------
Total                                             3,648,291     7,110,540     4,063,635       3,933,681
                                                                                             ----------
Shares reacquired                                (1,632,769)   (2,095,634)   (1,756,220)     (1,692,858)
                                                                                             ----------
Increased (decrease) in shares                    2,015,522     5,014,906     2,307,415       2,240,823
                                                                                             ----------

5. CAPITAL PAID IN

At September 30, 1995, capital paid in aggregated $659,700,227 for the National Series, $336,536,274 for the New York Series, $98,296,205 for the Texas Series, $190,092,970 for the New Jersey Series, $113,816,218 for the Connecticut Series, $132,459,900 for the Missouri Series, $87,632,814 for the Hawaii Series, $76,233,167 for the Washington Series and $4,231,947 for the Minnesota Series.

6. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                        Purchases               Sales
------                        ---------               -----
National                 $1,449,906,035           $1,463,573,728
New York                    344,291,799              359,336,952
Texas                       105,238,509              110,545,591
New Jersey                  244,825,275              243,587,966
Connecticut                  65,480,247               57,838,617
Missouri                     79,049,913               72,496,308
Hawaii                       60,517,322               72,825,077
Washington                   68,010,088               73,199,802
Minnesota                     7,172,248                3,168,411

Security gains and losses are computed on the identified cost basis. As of September 30, 1995, unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Series                Unrealized Appreciation       Unrealized Depreciation
------                -----------------------       -----------------------
National                    $18,593,505                     $5,918,502
New York                     16,479,100                      1,573,149
Texas                         3,574,770                      1,362,373
New Jersey                    6,730,527                        313,773
Connecticut                   3,441,391                      1,001,875
Missouri                      5,508,496                        217,048
Hawaii                        2,246,833                        368,206
Washington                    2,786,142                        165,221
Minnesota                        54,795                         13,954

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. DIRECTORS' REMUNERATION

The Directors of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees, including attendance fees for board and committee meetings, and outside Directors' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Directors of the Company as a group was $33,909 (exclusive of expenses), which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of September 30, 1995, the aggregate amount in Directors' accounts maintained under the plan was $287,171. Retirement costs accrued during the period amounted to $20,731.

8. CHANGE IN FISCAL YEAR-END

The financial highlights cover a short year (six months ended September 30, 1991) because the fiscal year-end was changed from March 31 to September 30.





Copyright (C) 1995 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203 This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. All rights reserved. Printed in the U.S.A.

================================================================================
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of net assets of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series and Minnesota Series of Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 1995, the related statements of operations, and of changes in net assets and the financial highlights for the respective periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series and Minnesota Series of Lord Abbett Tax-Free Income Fund, Inc. at September 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
New York, New York
November 6, 1995








This report to shareholders inaugurates a new procedure whereby a single copy of the report is sent to an address to which more than one registered shareholder of the Fund with the same last name has indicated mail is to be delivered, unless additional reports are specifically requested in writing or by telephone.

                                                        SUCCESSFUL INVESTING
                                                        REQUIRES AN EXPERIENCED,
                                                        PROFESSIONAL TEAM.

"UNCERTAINTY OVER TAX-REFORM HAS MADE MUNICIPAL BONDS ONE OF THE MOST ATTRACTIVE AREAS FOR FIXED-INCOME INVESTING."

John R. Mousseau
Director of Municipal Bond Management
and Portfolio Manager

Identifying value and reducing risk require a disciplined approach and a talented and experienced investment team. At Lord, Abbett & Co., a staff of 42 investment professionals, averaging 19 years of industry experience and 9 years of tenure with the Firm, performs research to determine an overall view of the economy and discover opportunities with the potential for high total return.

SEARCHING FOR VALUE BY:
 . Anticipating economic changes and their impact on fixed-income securities;

 . Taking advantage of security combinations that result from the interaction of credit markets; and

 . Understanding the historical yield relationship among securities.

[PHOTO APPEARS HERE OF THE LORD ABBETT PERSONNEL LISTED BELOW]

(from left to right)
Zane E. Brown is director of Lord, Abbett & Co.'s fixed-income area and also serves as a portfolio manager. Mr. Brown earned his MBA in investment management at Colorado State University. He has over 18 years of investment experience.

Barbara A. Grummel is portfolio manager for several tax-free series including California, Florida and Missouri. Ms. Grummel began her career at National Association of Securities Dealers (NASD) and has over 17 years of investment experience.

John R. Mousseau is director of Lord, Abbett & Co.'s municipal bond area and also serves as a portfolio manager. He has over 15 years of investment experience. Mr. Mousseau earned his MA in economics from Brown University.

Robert S. Dow, partner and chief investment officer, has 24 years of investment experience. In addition to portfolio management, Mr. Dow serves as president of all Lord Abbett's tax-free portfolios. He earned his MBA at Columbia Graduate School of Business Administration.

--------------------------------------------------------
THE LORD ABBETT FAMILY Meeting Investor Needs Since 1929
--------------------------------------------------------

Lord, Abbett & Co. manages a spectrum of mutual funds to meet the investment goals of its shareholders. Assets may be allocated or transferred among these funds as described in the relevant prospectus. The exchange privilege may be modified or terminated. For more information about a Lord Abbett fund, including charges and expenses, please call us at 800-874-3733 for a prospectus. Please read the prospectus carefully before investing.

EQUITY PORTFOLIOS
-----------------
AFFILIATED FUND
Established 1934
Seeks long-term growth of capital and income without excessive fluctuations in market value. Portfolio emphasis: The stocks of large, well-seasoned companies.

LORD ABBETT DEVELOPING GROWTH FUND
Established 1973
Seeks aggressive, long-term capital appreciation. Price volatility is not uncommon. Portfolio emphasis: The stocks of small growth companies mostly traded over the counter.

LORD ABBETT FUNDAMENTAL VALUE FUND
Established 1986
Seeks growth of capital and growth of income consistent with reasonable risk. Portfolio emphasis: The stocks of large and midsized companies with strong underlying fundamentals.

LORD ABBETT GLOBAL FUND
Equity Series
Established 1988
Seeks long-term growth of capital and, secondarily, production of current income. Portfolio: A diversified portfolio of stocks from around the world.

LORD ABBETT VALUE APPRECIATION FUND
Established 1983
Seeks capital appreciation. Portfolio emphasis: The stocks of midsized companies.

BALANCED PORTFOLIO
------------------
LORD ABBETT BALANCED SERIES
Established 1994
Seeks current income and capital growth. Portfolio: A blend of stocks and fixed-income securities.

FIXED-INCOME PORTFOLIOS
-----------------------
LORD ABBETT BOND-DEBENTURE FUND
Established 1971
Seeks high current income and capital growth to produce a high total return. Portfolio emphasis: Convertible issues and lower rated debt.

LORD ABBETT GLOBAL FUND
Income Series
Established 1988
Seeks high current income and, secondarily, capital appreciation. Portfolio:
High-quality international and U.S. debt.

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT
SECURITIES SERIES*
Established 1993
Seeks a high level of income, relative to money market instruments, with less fluctuations in principal than long-term U.S. Government securities. Portfolio emphasis: Limited duration fixed-income securities (primarily U.S. Government securities).

LORD ABBETT U.S. GOVERNMENT SECURITIES FUND*
Established 1932
Seeks high current income. Portfolio: Since 1985, U.S. Government securities exclusively.

TAX-FREE PORTFOLIOS
-------------------
LORD ABBETT TAX-FREE INCOME FUNDS
---------------------------------
National and New York Series Established 1984
---------------------------------------------
California Fund Established 1985
--------------------------------
Texas Series Established 1987
-----------------------------
New Jersey, Connecticut, Missouri, Hawaii, Florida and Pennsylvania Series Established 1991
----------------
Washington and Michigan Series Established 1992
-----------------------------------------------
Georgia and Minnesota Series Established 1994
---------------------------------------------
Seek high tax-free income. Portfolios' emphasis: High-quality municipal bonds.

MONEY MARKET PORTFOLIO
----------------------
LORD ABBETT U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND
Established 1979
Seeks high current income and preservation of capital. Portfolio: U.S. Government money market instruments.

An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

                                                                     LATFI-2-995
The GM Building . 767 Fifth Avenue . New York, NY 10153-0203             (11/95)